KNOWLEDGE o DISCIPLINE o SERVICE o CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
--------------------------------------------------------------------------------

INVESCO Bond Funds

HIGH YIELD FUND
SELECT INCOME FUND
TAX-FREE BOND FUND
   (FORMERLY, TAX-FREE LONG-TERM BOND FUND)
U.S. GOVERNMENT SECURITIES FUND











                                     ANNUAL











ANNUAL REPORT | August 31, 1999                         (INVESCO Icon) INVESCO

"WE CANNOT SAY THE ONLY WAY IS UP, BUT THE GOOD NEWS, IN OUR OPINION, IS THAT THE BOND MARKETS APPEAR TO HAVE TAKEN MOST OF THE PUNCHES COMING AT THEM." (PAGE 3)

Graph:  High Yield Fund vs. Merrill  Lynch  High  Yield  Master  Index

     This line graph compares the value of a $10,000  investment in INVESCO
     High Yield Fund to the value of a $10,000  investment  in the Merrill Lynch
     High Yield Master Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 08/31/99.

Graph:  Select Income Fund vs. Lehman  Government/Corporate  Bond  Index

     This line graph compares the value of a $10,000 investment in INVESCO Select Income Fund to the value of a $10,000 investment in the Lehman Government /Corporate Bond Index, assuming in each case reinvestment of all dividends and capital gain distribution, for the ten year period ended 08/31/99.


Graph:  Tax-Free Bond Fund vs. Lehman Municipal Bond Index

     This line graph compares the value of a $10,000 investment in INVESCO Tax-Free Bond Fund to the value of a $10,000 investment in the Lehman Municipal Bond Index, assuming in each case reinvestment of all dividends and capital gain distribution, for the ten year period ended 08/31/99.

Graph:  U.S. Government Securities Fund vs. Lehman Government Long Bond Index

     This line graph compares the value of a $10,000 investment in INVESCO U.S. Government Securities Fund to the value of a $10,000 investment in the Lehman Government Long Bond Index, assuming in each case reinvestment of all dividends and capital gain distribution, for the ten year period ended 08/31/99.

The line graphs illustrate the value of a $10,000 investment, plus reinvested dividends and capital gain distributions, for the 10 year period ended 8/31/99. The charts and other total return figures cited reflect the funds' operating expensed, but the indexes do not have expenses, which would of course, have lowered their performance. (Of course, past performance is not a guarantee of future results.)(1)(2)


                                  TOTAL RETURN
                            PERIODS ENDED 8/31/99(1)

                               CUMULATIVE                   AVERAGE ANNUALIZED
                                 6 MONTHS     1 YEAR      5 YEARS       10 YEARS
--------------------------------------------------------------------------------
High Yield Fund                    4.01%       6.53%       10.43%        9.10%

Select Income Fund                (1.46%)      0.15%        8.15%        8.55%

Tax-Free Bond Fund                (2.89%)     (1.00%)       5.12%        6.59%

U.S. Government Securities Fund   (3.29%)     (3.40%)       6.98%        7.08%
--------------------------------------------------------------------------------

YOUR FUND'S PERFORMANCE: A REPORT FROM THE MANAGERS
--------------------------------------------------------------------------------

Dear Shareholder:

To be sure, the 12 months ended August 31, 1999 have been difficult ones for bond investors. The corporate bond markets were first hurt by fears caused last year by the Asian financial crisis--fears that proved largely unfounded as the U.S. economy remained healthy. Later, a heavy volume of new issuance weighed down the price of corporate bonds and municipal securities. Subsequently, all categories of bond investors suffered this spring as interest rates crept upward, in response to worries that the Federal Reserve Board would tighten the money supply in order to cool down the economy.

SOLID  FUNDAMENTALS
It is interesting, in this light, that many of the fundamentals of the fixed-income markets have become more solid over the past year. Overseas economies are recovering, meaning that U.S. exporters should see their businesses improve. The domestic economy remains strong, but growth appears to be slowing to levels more in line with a moderate, sustainable expansion. Above all, perhaps, the majority of measures suggest that inflation is well in check.

Of course, interest rates could move higher, and much press attention has focused on the possibility of further rate hikes by the Federal Reserve Board. Partially in anticipation, however, the bond markets have already significantly restricted the flow of credit. This may well accomplish the Federal Reserve Board's goal of eliminating any lurking inflationary pressures.

Thus, it is important for investors to realize that the bond markets are not "near their highs" as are most of the equity markets. Indeed, we believe that many areas of the fixed-income markets offer very attractive valuations. We cannot say the only way is up, but the good news, in our opinion, is that the bond markets appear to have taken most of the punches coming at them.

HIGH YIELD FUND
For the one-year period ended August 31, 1999, the value of your shares in High Yield Fund increased 6.53%. This return exceeded that of the Merrill Lynch High Yield Master Trust Index, which rose 4.02% over the same period. (Of course, past performance is no guarantee of future results.)(1),(2)

Managing High Yield Fund this past year was somewhat akin to walking through a minefield. Fortunately, we were able to avoid virtually all of the large explosions, which helped our returns exceed those of the Index. Indeed, we are optimistic that our performance will continue to improve relative to high yield indexes as the year progresses.

AVOIDING  DEFAULTS
Many of the mines we avoided came in the form of corporate defaults, which have risen lately in the high yield arena. While we did experience one default--that of the shipping company TBS Shipping International Ltd.--we were able to avoid many others that have plagued high yield investors. In large part, these defaults have resulted from the depression in world commodities prices, but they have also been typical of the later stages of a bull market cycle, which has seen too much financing result in overcapacity in some industries.

Two factors have helped us in this regard. First, our thematic style of investing--in other words, our focus on particular industries and trends--has kept us away from many of the industries where defaults are growing. Because we look for consolidation, deregulation, and other factors in selecting industries, we generally do not invest simply to finance growth in otherwise stable sectors. This thematic approach has thus allowed us to steer clear of the growing number of defaults in the theater and restaurant industries, for example.

Second, our management experience has helped us avoid several issues that are currently suffering from default worries. Our faith--or lack of it--in particular management teams, for example, has helped guide us away from several high yield issuers that are in danger of default.

Indeed, this should help us build on our relative performance so far, which has been quite rewarding. For the one-year period ended August 31, 1999, our fund's return of 6.46% handily exceeded the 4.68% return of the average high current yield fund tracked by Lipper Analytical Services. (Of course, past performance is no guarantee of future results.)(2)

Nevertheless, we could not avoid all of the problems facing the high yield market, and our returns over this past year have not matched our historical performance. Investors may wish to keep in mind, however, that yields are now at quite high levels, especially relative to inflation and Treasury interest rates. Should conditions in the high yield market improve--and we are optimistic they will--high current income paired with stable or improving bond prices may well reward investors.

SELECT INCOME FUND
For the one-year period ended August 31, 1999, the value of your shares in Select Income Fund rose 0.15%. This return lagged that of the Lehman
Government/Corporate Bond Index, which rose 0.29% over the same period. (Of course, past performance is no guarantee of future results.)(1),(2)

This was a very challenging year for Select Income Fund. Given the fund's relatively long average duration of more than six years (duration is a measure of a bond's sensitivity to interest rates), creeping interest rates this spring took a toll on the price of our holdings.

A TROUBLESOME  YIELD SPREAD
The technical problems plaguing the corporate debt markets were also made especially clear in the area of higher-quality corporate issues. Clearly, the majority of established companies issuing such debt face little danger of default. Yet the "yield spread" between these issues and similar U.S. Treasury issues widened considerably as a function of heavy new issuance. Supply simply outstripped demand.

Many corporations remain eager to take out new debt, and we are not optimistic that these conditions will reverse themselves in the near-term. Still, the longer-term outlook for corporate bonds rests on the underlying fundamentals of the issuers--fundamentals that appear to us quite strong.

TAX-FREE BOND FUND
For the one-year period ended August 31, 1999, the value of your shares in Tax-Free Bond Fund declined 1.00%. This return was below that of the Lehman Municipal Bond Index, which was up 0.50% over the same period. Our return exceeded the -1.63% average return of the general municipal debt funds tracked by Lipper Analytical Services, however. (Of course, past performance is no guarantee of future results.)(1),(2)

Due to a change in our reporting schedule, it was only recently that we last reported to you. As we noted, our earlier hopes that municipal securities would regain their attraction relative to U.S. Treasury bonds did in fact materialize this spring. Unfortunately, however, rising interest rates outweighed this positive factor, resulting in poor performance for municipal bond investors.

AS YOU MAY KNOW, AT THE SHAREHOLDER MEETING ON MAY 20, 1999, SHAREHOLDERS APPROVED REORGANIZING SEVERAL INVESCO FUNDS. AS A RESULT, THE FISCAL YEAR-END FOR INVESCO TAX-FREE BOND FUND IS NOW AUGUST 31.

OUR RELATIVE PEFORMANCE
This bad news about the general patterns in the municipal bond markets is partially balanced, perhaps, by the good news about our fund's relative performance. Our new strategy, implemented last year, has seen us lower the cash position of the fund and adjust the duration to neutral relative to its mutual fund peer group--simply put, a strategy that means we are not attempting to forecast the direction of interest rates. Instead, we seek to exploit supply and demand imbalances in the market. This approach has helped us minimize our loss compared to our peer group.(2)

As with corporate bonds, the poor conditions in the fixed-income market over the last year have left many municipal bonds attractively valued based on historical comparisons.

U.S. GOVERNMENT SECURITIES FUND
For the one-year period ended August 31, 1999, the value of your shares in U.S. Government Securities Fund fell 3.40%. This return did, however, outperform the Lehman Government Long Bond Index, which fell 4.99% over the same period. (Of course, past performance is no guarantee of future results.)(1),(2)

To understand the poor performance of long-term government bonds this year, it is helpful to reflect on the very different economic conditions that governed a year ago. With the world economy in disarray, investors flocked to the safest investments possible, U.S. Treasury Bonds. A rising dollar also attracted foreign capital and limited the yields on American bonds by increasing demand. Finally, inflation seemed a distant memory to some, as many economists worried that excess global capacity would bring about the opposite problem--deflation.

Most of these conditions have reversed themselves since the spring. Growth overseas has surprised many observers by its strength; indeed, recent figures suggest that even Japan may be pulling itself out of recession. Meanwhile, slowing but still strong growth in the United States is resulting in a pullback in the strength of the dollar. Although the overall inflation level has remained surprisingly tame, certain sectors, such as energy, have seen price increases.

Comparing the two periods, it is clear that it is the former that is anomalous--and that we have, in a sense, returned to a period of economic normalcy. Thus, it seems unlikely that the unique confluence of events that made for such strong gains in the government bond market last year will soon repeat themselves.

Still, it is worth acknowledging that bonds have fared quite well in such "normal" periods over the past 15 years--and little evidence suggests that we are entering a new inflationary era. With an average duration of more than eight years, U.S. Government Securities Fund is our most interest rate-sensitive offering. Should stability return to the interest rate environment, investors should experience some welcome relief.

/s/ Donovan J. Paul                       /s/ Dawn Daggy-Mangerson        /s/ Richard Hinderlie

Donovan "Jerry" Paul                      Dawn Daggy-Mangerson            Richard Hinderlie
Senior Vice President and                 Vice President and Manager      Vice President and Manager of
  Director of Fixed-Income Investments      of Tax-Free Bond Fund           U.S. Government Securities Fund
Manager of High Yield
  and Select-Income Funds

INVESCO | Annual Report | August 1999
MOVING FORWARD
--------------------------------------------------------------------------------

MARKET HEADLINES: SEPTEMBER 1998 TO AUGUST 1999

September 1998 witnessed the U.S. stock market begin its near-miraculous turnaround, one that saw the Dow Jones Industrial Average smash through the 10,000 mark for the first time--a feat it soon topped by breaking 11,000. Throughout the following months, the largest, fastest-growing companies led U.S. stock market advances as investors kept one eye on the continuing problems overseas and another on the blossoming technological promise of the American economy. The firms most directly tied to technological innovations, such as telecommunications companies and Internet providers, outdistanced the pack. Meanwhile, cyclical issues suffered, as did many small or slower-growing company stocks.

By spring, however, the threat of economic overheating rather than worldwide depression loomed largest in many investors' minds. Signs of renewed economic strength abroad and remarkable growth figures at home led many to believe that the Federal Reserve Board would soon reverse course and tighten the money supply to cool down the economy--and indeed, market interest rates crept upward. Too much growth rather than too little encouraged many to head for cyclical industries poised to benefit from improving markets.

As the "cyclical rotation" continued, the market averages seemed to bounce against a ceiling, putting an end to their dizzying ascent since the fall. The markets became exceptionally sensitive to interest rate concerns, with most investors peering over the shoulders of the Federal Reserve Board at any economic data that might point to a resurgence in inflation. Benign data or neutral pronouncements from the Fed sent the markets higher, while worrisome signals caused stocks to fall.

By late summer, the markets seemed to be stuck in a horizontal "trading range." Optimists welcomed the break and predicted a strong end to the year, while pessimists insisted that stocks remained overvalued. More surprisingly, some noted, the national fascination with the daily market moves seemed to wane as people paid more attention to their vacations than to their portfolios.
--------------------------------------------------------------------------------

FUND MANAGERS

DONOVAN J. (JERRY) PAUL, CFA, CPA

JERRY PAUL IS THE DIRECTOR OF FIXED-INCOME INVESTMENTS AT INVESCO FUNDS GROUP. HE RECEIVED HIS BBA FROM THE UNIVERSITY OF IOWA, AND AN MBA FROM THE UNIVERSITY OF NORTHERN IOWA. BEFORE JOINING INVESCO, JERRY WORKED FOR STEIN, ROE & FARNHAM INC., AS WELL AS QUIXOTE INVESTMENT MANAGEMENT. HE BEGAN HIS INVESTMENT CAREER IN 1976. HE IS A CHARTERED FINANCIAL ANALYST AND CPA.

DAWN DAGGY-MANGERSON

DAWN DAGGY-MANGERSON RECEIVED HER BS FROM DEPAUL UNIVERSITY AND BEGAN HER INVESTMENT CAREER IN 1986. BEFORE JOINING INVESCO IN 1998, DAWN WAS VICE PRESIDENT AND FIXED-INCOME PORTFOLIO MANAGER FOR NATIONSBANK/TRADESTREET INVESTMENT ASSOCIATES, INC.

RICHARD HINDERLIE

DICK HINDERLIE RECEIVED HIS BA IN ECONOMICS FROM PACIFIC LUTHERAN UNIVERSITY AND HIS MBA FROM ARIZONA STATE UNIVERSITY. HE BEGAN HIS INVESTMENT CAREER IN 1973, AND HAS EXTENSIVE EXPERIENCE IN FIXED-INCOME ANALYSIS AND PORTFOLIO MANAGEMENT.

YEAR 2000 COMPUTER ISSUE
(UNAUDITED)
Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the funds could be adversely affected.

In addition, the markets for, or values of, securities in which the funds invest may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the funds' investments. At this time, it is generally believed that foreign issuers, particularly those in emerging and other markets, may be more vulnerable to Year 2000 problems than will be issuers in the U.S.

SINCE THE FUNDS ARE ACTIVELY MANAGED, HOLDINGS WILL CHANGE OVER TIME.

(1) TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED.

(2) THE MERRILL LYNCH HIGH YIELD MASTER TRUST, LEHMAN GOVERNMENT/CORPORATE BOND, LEHMAN GOVERNMENT LONG BOND, AND LEHMAN MUNICIPAL BOND INDEXES ARE UNMANAGED INDEXES INDICATIVE OF THE HIGH YIELD BOND, OVERALL DOMESTIC FIXED-INCOME,
LONGER-TERM GOVERNMENT BOND, AND BROAD TAX-EXEMPT BOND MARKETS, RESPECTIVELY. LIPPER ANALYTICAL SERVICES IS AN INDEPENDENT MUTUAL FUND ANALYST.

STATEMENT OF INVESTMENT SECURITIES

INVESCO Bond Funds, Inc.
August 31, 1999

                                                      SHARES OR
                                                      PRINCIPAL
%     DESCRIPTION                                        AMOUNT            VALUE

High Yield Fund
88.61 FIXED INCOME SECURITIES
88.61 CORPORATE BONDS
0.97  BIOTECHNOLOGY
      Packard BioScience, Sr Sub Notes,
       Series B 9.375%, 3/1/2007                  $   8,100,000    $   7,573,500
================================================================================
6.33  BROADCASTING
      Brill Media LLC/Brill Media Management,
        Gtd Sr Step-Up
        Notes, 7.500%(a), 12/15/2007              $   3,750,000        2,625,000
      Chancellor Media of Los Angeles, Gtd Sr
        Sub Notes 9.000%, 10/1/2008               $   8,600,000        8,557,000
        Series B, 10.500%, 1/15/2007              $   9,600,000       10,176,000
      Jacor Communications, Gtd Sr Sub Notes
        9.750%, 12/15/2006                        $   1,500,000        1,605,000
      LIN Holdings, Sr Discount Step-Up Notes
        Zero Coupon(a), 3/1/2008                  $  14,785,000        9,610,250
      LIN Television, Gtd Sr Sub Notes, 8.375%,
        3/1/2008                                  $   9,925,000        9,304,687
      Spectrasite Holdings, Sr Discount Step-Up
        Notes(b) Zero Coupon(a), 4/15/2009        $   5,000,000        2,525,000
      Young Broadcasting, Gtd Sr Sub Notes,
        Series B 9.000%, 1/15/2006                $   5,200,000        5,135,000
================================================================================
                                                                      49,537,937
4.06  CABLE
      Charter Communications Holdings,
       Sr Notes(b) 8.625%, 4/1/2009               $   9,000,000        8,437,500
      Comcast Cable Partners Ltd, Sr Discount
        Step-Up Deb Zero Coupon(a), 11/15/2007    $  14,614,000       13,189,135
      Mediacom LLC/Mediacom Capital,
        Sr Notes(b)7.875%, 2/15/2011              $   1,750,000        1,553,125
      Renaissance Media Group LLC/Renaissance
        Media Capital Gtd Sr Discount Step-Up
        Notes Zero Coupon(a), 4/15/2008           $  12,000,000        8,550,480
================================================================================
                                                                      31,730,240
2.65  CHEMICALS
      Huntsman Corp, Sr Sub Notes(b), 9.500%,
        7/1/2007                                  $   8,500,000        7,905,000
      Huntsman Polymers, Sr Notes, 11.750%,
       12/1/2004                                  $  12,291,000       12,844,095
================================================================================
                                                                      20,749,095

                                                      SHARES OR
                                                      PRINCIPAL
%     DESCRIPTION                                        AMOUNT            VALUE

2.81  COMMUNICATIONS -- EQUIPMENT & MANUFACTURING
      Metromedia Fiber Network, Sr Notes,
         Series B 10.000%, 11/15/2008             $   8,750,000    $   8,662,500
      Worldwide Fiber
        Sr Notes, 12.500%, 12/15/2005             $   6,200,000        6,324,000
        Sr Notes(b), 12.000%, 8/1/2009            $   7,000,000        7,017,500
================================================================================
                                                                      22,004,000
4.27  COMPUTER RELATED
      PSINet, Sr Notes(b), 11.000%, 8/1/2009      $  18,500,000       18,315,000
      Verio Inc, Sr Notes
        13.500%, 6/15/2004                        $   6,350,000        6,873,875
        11.250%, 12/1/2008                        $   4,750,000        4,821,250
      WAM!NET, Gtd Sr Discount Step-Up Notes,
        Series B Zero Coupon(a), 3/1/2005         $   5,700,000        3,377,250
================================================================================
                                                                      33,387,375
0.88  ELECTRIC UTILITIES
      Niagara Mohawk Power, Sr Discount
        Step-Up Notes Series H, Zero
        Coupon(a), 7/1/2010                       $   9,500,000        6,899,459
================================================================================
0.50  ELECTRICAL EQUIPMENT
      Alpine Group, Gtd Sr Secured Notes,
         Series B 12.250%, 7/15/2003              $   3,800,000        3,914,000
================================================================================
0.69  ENGINEERING & CONSTRUCTION
      Ryland Group, Sr Sub Notes,
        8.250%, 4/1/2008                          $   5,750,000        5,376,250
================================================================================
3.89  GAMING
      Aztar Corp, Sr Sub Notes, 8.875%, 5/15/2007 $  12,250,000       11,606,875
      Hollywood Casino, Gtd Sr Secured Notes(b)
        11.250%, 5/1/2007                         $   3,500,000        3,535,000
      Horseshoe Gaming LLC, Sr Sub Notes(b)
        8.625%, 5/15/2009                         $   3,250,000        3,103,750
      Isle of Capri Casinos, Sr Sub Notes(b)
        8.750%, 4/15/2009                         $   5,500,000        5,060,000
      Station Casinos, Sr Sub Notes, 9.750%,
        4/15/2007                                 $   7,040,000        7,145,600
================================================================================
                                                                      30,451,225
2.60  HEALTH CARE RELATED
      PharMerica Inc, Gtd Sr Sub Notes, 8.375%,
        4/1/2008                                  $  20,955,000       20,326,350
================================================================================
1.08  HOUSEHOLD PRODUCTS
      Home Products International, Gtd Sr
        Sub Notes 9.625%, 5/15/2008               $   9,600,000        8,448,000
================================================================================
1.96  IRON & STEEL
      Inland Steel, 1st Mortgage, Series R,
         7.900%, 1/15/2007                        $   9,980,000        9,580,800
      National Steel, 1st Mortgage, 8.375%,
         8/1/2006                                 $   5,636,000        5,706,450
================================================================================
                                                                      15,287,250

                                                      SHARES OR
                                                      PRINCIPAL
%     DESCRIPTION                                        AMOUNT            VALUE

0.21  LEISURE TIME
      Bally Total Fitness Holdings, Sr Sub
        Notes, Series D 9.875%, 10/15/2007        $   1,700,000    $   1,625,625
================================================================================
0.44  LODGING -- HOTELS
      Signature Resorts, Sr Sub Notes, 9.750%,
        10/1/2007                                 $   3,750,000        3,412,500
================================================================================
0.72  METALS MINING
      Bulong Operations Property Ltd, Sr
       Secured Notes 12.500%, 12/15/2008          $   5,515,000        5,625,300
================================================================================
9.72  OIL & GAS RELATED
      Belco Oil & Gas, Sr Sub Notes, Series B
        8.875%, 9/15/2007                         $   4,825,000        4,632,000
      Canadian Forest Oil Ltd, Gtd Sr Sub Notes
        8.750%, 9/15/2007                         $  14,400,000       14,004,000
      Cliffs Drilling, Gtd Sr Notes, Series B
        10.250%, 5/15/2003                        $  11,400,000       11,143,500
      Coda Energy, Gtd Sr Sub Notes, Series B
        10.500%, 4/1/2006                         $   8,800,000        8,987,000
      Continental Resources, Gtd Sr Sub Notes
        10.250%, 8/1/2008                         $   7,100,000        5,360,500
      Forest Oil, Gtd Sr Sub Notes, 10.500%,
        1/15/2006                                 $   5,150,000        5,304,500
      GulfMark Offshore, Gtd Sr Notes, 8.750%,
        6/1/2008                                  $   5,250,000        4,987,500
      Houston Exploration, Sr Sub Notes, Series B
        8.625%, 1/1/2008                          $   6,250,000        6,093,750
      Ocean Energy, Gtd Sr Sub Notes
        10.375%, 10/15/2005                       $   7,059,000        7,376,655
        Series B
           8.875%, 7/15/2007                      $   3,200,000        3,208,000
           8.375%, 7/1/2008                       $   5,100,000        4,959,750
================================================================================
                                                                      76,057,155
2.01  PAPER & FOREST PRODUCTS
      Bear Island Paper LLC/Bear Island Finance
        II, Sr Secured Notes, Series B, 10.000%,
        12/1/2007                                 $   4,500,000        4,387,500
      Doman Industries Ltd, Sr Notes, Series B
        9.250%, 11/15/2007                        $   7,150,000        4,683,250
      SD Warren, Sub Exchangeable Deb(c)
        14.000%, 12/15/2006                       $   5,827,445        6,614,150
================================================================================
                                                                      15,684,900
0.37  POLLUTION CONTROL
      Allied Waste North America, Sr Sub
        Notes(b) 10.000%, 8/1/2009                $   3,000,000        2,895,000
================================================================================
4.55  SERVICES
      Heritage Media, Sr Sub Notes, 8.750%,
        2/15/2006                                 $   7,045,000        7,150,675
      NationsRent Inc, Gtd Sr Sub Notes,
        10.375%,12/15/2008                        $   6,250,000        6,234,375

                                                      SHARES OR
                                                      PRINCIPAL
%     DESCRIPTION                                        AMOUNT            VALUE

      United Rentals, Gtd Sr Sub Notes, Series B
        9.500%, 6/1/2008                          $   2,800,000    $   2,758,000
        9.250%, 1/15/2009                         $   5,000,000        4,850,000
        9.000%, 4/1/2009                          $  10,250,000        9,814,375
        8.800%, 8/15/2008                         $   5,000,000        4,775,000
================================================================================
                                                                      35,582,425
0.28  SHIPPING
      TBS Shipping International Ltd, 1st Pfd
        Shipping Mortgage Notes(d), 10.000%,
        5/1/2005                                  $   5,750,000        2,213,750
================================================================================
1.78  SPECIALTY PRINTING
      MDC Communications, Sr Sub Notes,
        10.500%, 12/1/2006                        $   6,250,000        6,250,000
      World Color Press, Sr Sub Notes, 7.750%,
        2/15/2009                                 $   7,950,000        7,671,750
================================================================================
                                                                      13,921,750
5.76  TELECOMMUNICATIONS -- CELLULAR & WIRELESS
      Cencall Communications, Sr Discount Notes
        10.125%, 1/15/2004                        $  19,000,000       19,023,750
      Esat Holdings Ltd, Sr Deferred Step-Up
        Notes, Series B Zero Coupon(a), 2/1/2007  $  15,850,000       11,412,000
      Nextel Communications, Sr Discount Notes
        9.750%, 8/15/2004                         $   2,000,000        2,000,000
      Telecorp PCS, Sr Discount Step-Up Notes(b)
        Zero Coupon(a), 4/15/2009                 $  18,750,000       10,781,250
      Teligent Inc, Sr Discount Step-Up Notes,
        Series B Zero Coupon(a), 3/1/2008         $   3,330,000        1,831,500
================================================================================
                                                                      45,048,500
10.70 TELECOMMUNICATIONS -- LONG DISTANCE
      Call-Net Enterprises, Sr Discount Step-Up
        Notes Zero Coupon(a), 8/15/2007           $   1,900,000        1,225,500
      Esprit Telecom Group PLC, Sr Notes,
        11.500%, 12/15/2007                       $   5,600,000        5,838,000
      GCI Inc, Sr Notes, 9.750%, 8/1/2007         $   7,850,000        7,575,250
      GST Telecommunications/GST Network
        Funding, Sr Discount Step-Up Notes(b),
        Zero Coupon(a), 5/1/2008                  $   7,100,000        3,976,000
      GlobeNet Communications Group, Sr
        Notes(b) 13.000%, 7/15/2007               $   7,750,000        7,595,000
      Level 3 Communications
        Sr Discount Step-Up Notes, Zero
        Coupon(a), 12/1/2008                      $  56,700,000       32,602,500
        Sr Notes, 9.125%, 5/1/2008                $   2,475,000        2,301,750
      Primus Telecommunications Group, Sr
        Notes, Series B 9.875%, 5/15/2008         $   6,000,000        5,280,000
      Qwest Communications International, Sr
        Discount Step-Up Notes, Series B,
        Zero Coupon(a), 2/1/2008                  $   3,750,000        2,737,500
      Startec Global Communications, Sr Notes
        12.000%, 5/15/2008                        $   3,850,000        3,426,500

                                                      SHARES OR
                                                      PRINCIPAL
%     DESCRIPTION                                        AMOUNT            VALUE

      Viatel Inc, Sr Dollar Notes(b), 11.500%,
        3/15/2009                                 $   11,250,000   $  11,165,625
================================================================================
                                                                      83,723,625
19.38 TELEPHONE
      Diamond Cable Communications PLC, Sr
        Discount Step-Up Notes, Zero Coupon(a)
          12/15/2005                              $   10,000,000       9,012,500
          2/15/2007                               $    3,600,000       2,790,000
      FaciliCom International, Sr Notes,
        Series B 10.500%, 1/15/2008               $    6,750,000       5,670,000
      Intermedia Communications,
        Sr Discount Step-Up Notes, Series B,
           Zero Coupon(a), 3/1/2009               $   28,650,000      15,685,875
        Sr Notes, Series B, 8.500%, 1/15/2008     $    4,920,000       4,354,200
      McLeodUSA Inc, Sr Notes, 8.125%, 2/15/2009  $   15,750,000      14,490,000
      MetroNet Communications
        Sr Discount Step-Up Notes Zero Coupon(a)
           11/1/2007                              $   10,500,000       8,452,500
           6/15/2008                              $   26,650,000      20,254,000
      Netia Holdings BV, Gtd Sr Discount Step-Up
        Notes Series B, Zero Coupon(a), 11/1/2007 $    5,900,000       3,658,000
      NEXTLINK Communications
        Sr Discount Step-Up Notes, Zero Coupon(a)
           4/15/2008                              $    9,600,000       5,760,000
           6/1/2009                               $    4,600,000       2,691,000
        Sr Notes
           10.750%, 11/15/2008                    $    7,750,000       7,827,500
           9.625%, 10/1/2007                      $    5,950,000       5,593,000
      NEXTLINK Communications LLC/NEXTLINK
        Capital Sr Notes, 12.500%, 4/15/2006      $   15,160,000      15,766,400
      RCN Corp, Sr Discount Step-Up Notes,
        Series B Zero Coupon(a), 2/15/2008        $   21,000,000      13,230,000
      Rhythms NetConnections, Sr Discount
        Step-Up Notes Zero Coupon(a), 5/15/2008   $   10,750,000       5,267,500
      United Pan-Europe Communications NV, Sr
        Discount Step-Up Notes(b), Zero
        Coupon(a), 8/1/2009                       $   14,250,000       7,837,500
      US WEST Communications, Notes, 5.650%,
        11/1/2004                                 $    3,475,000       3,274,180
================================================================================
                                                                     151,614,155
      TOTAL FIXED INCOME SECURITIES (Cost $735,322,120)              693,089,366
================================================================================
5.83  PREFERRED STOCKS & WARRANTS
0.05  COMPUTER RELATED
      WAM!NET Warrants(b)(e) (Exp 2005)                  17,100          389,025
================================================================================
1.06  PUBLISHING
      PRIMEDIA Inc, Exchangeable Pfd,
         Series H, 8.625%                                91,500        8,326,500
================================================================================

                                                      SHARES OR
                                                      PRINCIPAL
%     DESCRIPTION                                        AMOUNT            VALUE

1.36  TELECOMMUNICATIONS -- CELLULAR & WIRELESS
      Nextel Communications, Exchangeable Pfd(c),
        Series E, 11.125%                                 10,423   $  10,605,402
================================================================================
2.62  TELECOMMUNICATIONS -- LONG DISTANCE
      Global Crossing Holdings Ltd, Sr
        Exchangeable Pfd(c)(f), 10.500%                  205,000      20,500,000
      Startec Global Communications,
        Warrants(b)(e) (Exp 2008)                          3,850           3,850
================================================================================
                                                                      20,503,850
0.74  TELEPHONE
      Intermedia Communications, Depository Shr
        Representing 1/100 Conv Jr Pfd, Series F,
        7.000%                                            93,500       2,033,625
        Pfd(c), Series B, 13.500%                          3,928       3,731,600
================================================================================
                                                                       5,765,225

      TOTAL PREFERRED STOCKS & WARRANTS (Cost $45,730,447)            45,590,002
================================================================================
5.56  SHORT-TERM INVESTMENTS
4.99  COMMERCIAL PAPER
4.99  FINANCIAL
      Associates Corp of North America, 5.560%,
        9/1/1999 (Cost $39,000,000)               $   39,000,000      39,000,000
================================================================================
0.57  REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street dated
        8/31/1999 due 9/1/1999 at 5.300%,
        repurchased at $4,500,663  (Collateralized
        by US Treasury Inflationary Index Bonds
        due 4/15/2028 at 3.625%, value $4,579,883)
        (Cost $4,500,000)                         $    4,500,000       4,500,000
================================================================================
        TOTAL SHORT-TERM INVESTMENTS (Cost $43,500,000)               43,500,000
================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $824,552,567)
       (Cost for Income Tax Purposes $824,558,843)                 $ 782,179,368
================================================================================


Select Income Fund
98.08 FIXED INCOME SECURITIES
1.38  US GOVERNMENT OBLIGATIONS
      US Treasury Notes
        5.625%, 5/15/2008                         $   4,800,000    $   4,635,000
        5.500%, 5/15/2009                         $   3,000,000        2,881,875
================================================================================
        TOTAL US GOVERNMENT OBLIGATIONS
          (Cost $7,851,323)                                            7,516,875
================================================================================
2.27  US GOVERNMENT AGENCY OBLIGATIONS
      Freddie Mac, Gold, Participation
        Certificates 6.500%, 9/1/2011
        (Cost $12,245,608)                        $   12,583,553      12,289,726
================================================================================
94.43 CORPORATE BONDS
1.35  AIRLINES
      Delta Air Lines, Deb, 10.375%, 12/15/2022   $    6,007,000       7,330,930
================================================================================

                                                      SHARES OR
                                                      PRINCIPAL
%     DESCRIPTION                                        AMOUNT            VALUE

2.09  BROADCASTING
      Chancellor Media of Los Angeles, Gtd Sr
        Sub Notes 9.000%, 10/1/2008               $   2,000,000    $   1,990,000
        Series B, 8.750%, 6/15/2007               $   3,500,000        3,416,875
      Jacor Communications, Gtd Sr Sub Notes
        9.750%, 12/15/2006                        $   2,915,000        3,119,050
      LIN Television, Gtd Sr Sub Notes, 8.375%,
        3/1/2008                                  $   3,000,000        2,812,500
================================================================================
                                                                      11,338,425
3.77  BUILDING MATERIALS
      USG Corp, Sr Notes, 8.500%, 8/1/2005        $  19,549,000       20,431,947
================================================================================
4.46  CABLE
      CF Cable TV, 2nd Priority Sr Secured Notes
        11.625%, 2/15/2005                        $     700,000          756,615
      Charter Communications Holdings,
        Sr Notes(b) 8.625%, 4/1/2009              $   1,000,000          937,500
      Comcast Cable Partners Ltd, Sr Discount
        Step-Up Deb, Zero Coupon(a), 11/15/2007   $   5,750,000        5,189,375
      Continental Cablevision, Sr Deb, 9.500%,
        8/1/2013                                  $  10,030,000       11,169,567
      Tele-Communications Inc, Sr Deb, 9.800%,
        2/1/2012                                  $   3,718,000        4,455,893
      TeleWest PLC, Sr Discount Step-Up Deb
        Zero Coupon(a), 10/1/2007                 $   1,910,000        1,683,188
================================================================================
                                                                      24,192,138
1.82  CHEMICALS
      Equistar Chemicals LP, Deb, 7.550%,
        2/15/2026                                 $  5,050,000         4,144,606
      Huntsman ICI Chemicals, Sr Sub Notes(b)
        10.125%, 7/1/2009                         $  3,700,000         3,681,500
      Lyondell Chemical, Gtd Sr Secured Notes
        Series A, 9.625%, 5/1/2007                $  2,000,000         2,030,000
================================================================================
                                                                       9,856,106
1.24  COMMUNICATIONS -- EQUIPMENT & MANUFACTURING
      Worldwide Fiber
        Sr Notes, 12.500%, 12/15/2005             $  3,650,000         3,723,000
        Sr Notes(b), 12.000%, 8/1/2009            $  3,000,000         3,007,500
================================================================================
                                                                       6,730,500
0.36  COMPUTER RELATED
      PSINet, Sr Notes(b), 11.000%, 8/1/2009      $  2,000,000         1,980,000
================================================================================
25.05 ELECTRIC UTILITIES
      Central Power & Light, 1st Mortgage,
         Series II 7.500%, 4/1/2023               $  3,551,000         3,380,669

                                                      SHARES OR
                                                      PRINCIPAL
%     DESCRIPTION                                        AMOUNT            VALUE

      Cleveland Electric Illuminating
        1st Mortgage
           Series B, 9.500%, 5/15/2005            $  4,477,000     $   4,709,414
           Series E, 9.000%, 7/1/2023             $  2,750,000         2,845,804
        Sr Secured Notes, Series D
           7.880%, 11/1/2017                      $  3,500,000         3,430,973
           7.430%, 11/1/2009                      $  8,275,000         8,045,955
      CMS Energy, Sr Notes, Series B, 6.750%,
        1/15/2004                                 $  6,900,000         6,438,583
      Commonwealth Edison, 1st Mortgage
        Series 76, 8.250%, 10/1/2006              $    500,000           522,288
        Series 81, 8.625%, 2/1/2022               $    365,000           367,711
        Series 83, 8.000%, 5/15/2008              $  6,100,000         6,334,166
      Connecticut Light & Power, 1st Refunding
        Mortgage Series C, 8.500%, 6/1/2024       $  7,500,000         7,468,357
      Consumers Energy, 1st Mortgage, 7.375%,
        9/15/2023                                 $  9,425,000         8,697,889
      Detroit Edison, Secured Medium-Term
        Notes, Series 92D 8.300%, 8/1/2022        $  3,000,000         2,977,500
      DQU-II Funding, Collateral Lease,
        8.700%, 6/1/2016                          $  7,955,000         8,551,068
      El Paso Electric, 1st Mortgage
        Series C, 8.250%, 2/1/2003                $  3,375,000         3,456,465
        Series D, 8.900%, 2/1/2006                $  9,100,000         9,606,879
        Series E, 9.400%, 5/1/2011                $  2,625,000         2,847,545
      Metropolitan Edison, Secured Medium-Term
        Notes Series B 8.150%, 1/30/2023          $    500,000           490,000
           6.970%, 10/19/2023                     $  3,500,000         3,112,255
      New York State Electric & Gas, 1st
        Mortgage 8.300%, 12/15/2022               $  4,800,000         4,714,262
      Niagara Mohawk Power
        1st Mortgage, 8.500%, 7/1/2023            $ 11,400,000        11,828,319
        Sr Discount Step-Up Notes, Series H
           Zero Coupon(a), 7/1/2010               $ 15,000,000        10,893,883
      Pacific Gas & Electric, 1st Refunding
        Mortgage Series 92D, 8.250%, 11/1/2022    $  2,223,000         2,218,014
      Pennsylvania Power, 1st Mortgage, 8.500%,
        7/15/2022                                 $  2,000,000         1,993,464
      Public Service Electric & Gas, 1st
        Mortgage 6.375%, 5/1/2008                 $  2,000,000         1,890,474
      Public Service of New Mexico, Sr Notes
        Series A, 7.100%, 8/1/2005                $ 10,825,000        10,509,310
        Series B, 7.500%, 8/1/2018                $  6,715,000         6,396,427
      Toledo Edison, Medium-Term Notes,
        Series A 9.220%, 12/15/2021               $  1,975,000         2,047,245
================================================================================
                                                                     135,774,919
0.52  ENGINEERING & CONSTRUCTION
      Ryland Group, Sr Sub Notes, 8.250%,
        4/1/2008                                  $  3,000,000         2,805,000
================================================================================

                                                      SHARES OR
                                                      PRINCIPAL
%     DESCRIPTION                                        AMOUNT            VALUE

3.58  ENTERTAINMENT
      Paramount Communications, Sr Deb, 8.250%,
        8/1/2022                                  $  19,500,000   $  19,388,126
================================================================================
0.66  GAMING
      Aztar Corp, Sr Sub Notes, 8.875%, 5/15/2007 $   3,750,000        3,553,125
================================================================================
0.07  HEALTH CARE DRUGS -- PHARMACEUTICALS
      McKesson HBOC Corp, Sub Deb, 4.500%,
        3/1/2004                                  $     430,000          386,618
================================================================================
2.05  HEALTH CARE RELATED
      FHP International, Sr Notes, 7.000%,
        9/15/2003                                 $   6,535,000        6,528,170
      PharMerica Inc, Gtd Sr Sub Notes, 8.375%,
        4/1/2008                                  $   4,700,000        4,559,000
================================================================================
                                                                      11,087,170
5.06  INSURANCE
      Equitable Cos, Sr Notes, 9.000%, 12/15/2004 $  23,457,000       25,383,498
      Veritas Holdings GmbH, Sr Notes, 9.625%,
        12/15/2003                                $   2,115,000        2,040,975
================================================================================
                                                                      27,424,473
0.28  IRON & STEEL
      National Steel, 1st Mortgage, 8.375%,
        8/1/2006                                  $   1,500,000        1,518,750
================================================================================
1.73  LODGING -- HOTELS
      Hilton Hotels, Sr Notes, 7.200%, 12/15/2009 $  10,000,000        9,354,610
================================================================================
0.29  NATURAL GAS
      NorAm Energy, Conv Sub Deb, 6.000%,
        3/15/2012                                 $   1,613,000        1,588,805
================================================================================
11.52 OIL & GAS RELATED
      Atlantic Richfield, Deb
        10.875%, 7/15/2005                        $   3,400,000        4,007,876
        9.125%, 3/1/2011                          $   1,569,000        1,796,723
        9.125%, 8/1/2031                          $   4,650,000        5,444,703
        9.000%, 5/1/2031                          $   4,250,000        4,911,342
        8.750%, 3/1/2032                          $     500,000          565,289
      Belco Oil & Gas, Sr Sub Notes, Series B
        8.875%, 9/15/2007                         $   3,750,000        3,600,000
      Canadian Forest Oil Ltd, Gtd Sr Sub Notes
        8.750%, 9/15/2007                         $   3,500,000        3,403,750
      CMS Panhandle Holding, Sr Notes(b)
        7.000%, 7/15/2029                         $   6,000,000        5,400,456
        6.500%, 7/15/2009                         $  11,400,000       10,533,554
      Gulf Canada Resources Ltd, Sr Notes
        8.250%, 3/15/2017                         $   5,900,000        5,289,350
      Ocean Energy, Gtd Sr Sub Notes
        10.375%, 10/15/2005                       $     250,000          261,250
        Series B
           8.875%, 7/15/2007                      $   3,000,000        3,007,500
           8.375%, 7/1/2008                       $   2,000,000        1,945,000
      Sun Inc, Deb, 9.375%, 6/1/2016              $   3,000,000        3,169,650
      Texaco Capital, Gtd Notes, 5.500%,
        1/15/2009                                 $   4,900,000        4,347,442

                                                      SHARES OR
                                                      PRINCIPAL
%     DESCRIPTION                                        AMOUNT            VALUE

      Vastar Resources, Notes, 6.500%,
        4/1/2009                                  $   5,000,000    $   4,754,755
================================================================================
                                                                      62,438,640
1.20  PAPER & FOREST PRODUCTS
      Chesapeake Corp, Deb, 7.200%, 3/15/2005     $   4,400,000        4,383,178
      Quno Corp, Sr Notes, 9.125%, 5/15/2005      $   2,000,000        2,120,134
================================================================================
                                                                       6,503,312
1.33  POLLUTION CONTROL
      Allied Waste North America, Sr Sub
        Notes(b) 10.000%, 8/1/2009                $   7,500,000        7,237,500
================================================================================
0.77  REAL ESTATE INVESTMENT TRUST
      Glenborough Properties LP, Sr Notes,
        Series B 7.625%, 3/15/2005                $   4,740,000        4,191,212
================================================================================
1.27  SERVICES
      Heritage Media, Sr Sub Notes, 8.750%,
        2/15/2006                                 $   3,000,000        3,045,000
      United Rentals, Gtd Sr Sub Notes,
        Series B 9.000%, 4/1/2009                 $   4,000,000        3,830,000
================================================================================
                                                                       6,875,000
3.32  TELECOMMUNICATIONS -- CELLULAR & WIRELESS
      Cencall Communications, Sr Discount Notes
        10.125%, 1/15/2004                        $   2,750,000        2,753,437
      Nextel Communications, Sr Discount Notes
        9.750%, 8/15/2004                         $   5,500,000        5,500,000
      Rogers Cantel
        Sr Secured Deb
           9.750%, 6/1/2016                       $   3,000,000        3,330,000
           9.375%, 6/1/2008                       $   4,150,000        4,378,250
        Sr Secured Notes
           8.300%, 10/1/2007                      $   2,000,000        2,027,500
================================================================================
                                                                      17,989,187
5.49  TELECOMMUNICATIONS -- LONG DISTANCE
      AT&T Corp
        Deb, 8.125%, 7/15/2024                    $   3,950,000        3,892,314
        Notes, 6.000%, 3/15/2009                  $  10,000,000        9,250,648
      GCI Inc, Sr Notes, 9.750%, 8/1/2007         $   3,000,000        2,895,000
      Level 3 Communications
        Sr Discount Step-Up Notes, Zero
          Coupon(a), 12/1/2008                    $  10,650,000        6,123,750
        Sr Notes, 9.125%, 5/1/2008                $   2,300,000        2,139,000
      Qwest Communications International, Sr
        Discount Step-Up Notes, Series B, Zero
        Coupon(a)
           10/15/2007                             $   3,000,000        2,317,500
           2/1/2008                               $   3,000,000        2,190,000
        Sr Notes, Series B, 7.250%, 11/1/2008     $   1,000,000          970,000
================================================================================
                                                                      29,778,212

                                                      SHARES OR
                                                      PRINCIPAL
%     DESCRIPTION                                        AMOUNT            VALUE

15.15 TELEPHONE
      BellSouth Telecommunications, Deb,
        8.250%,  7/1/2032                         $   6,200,000    $   6,155,081
      Centel Capital, Deb, 9.000%, 10/15/2019     $   5,325,000        5,944,910
      Citizens Utilities, Deb, 7.600%, 6/1/2006   $   3,970,000        4,034,643
      Diamond Cable Communications PLC, Sr
        Discount Step-Up Notes, Zero
        Coupon(a), 12/15/2005                     $   2,900,000        2,613,625
      GTE Corp, Deb
        7.900%, 2/1/2027                          $   2,000,000        1,971,522
        7.830%, 5/1/2023                          $   9,870,000        9,651,497
      Intermedia Communications, Sr Notes,
        Series B 9.500%, 3/1/2009                 $   4,950,000        4,640,625
      McLeodUSA Inc, Sr Notes, 8.125%, 2/15/2009  $   2,500,000        2,300,000
      MetroNet Communications
        Sr Discount Step-Up Notes, Zero Coupon(a)
           11/1/2007                              $   3,000,000        2,415,000
           6/15/2008                              $  19,375,000       14,725,000
      NEXTLINK Communications
        Sr Discount Step-Up Notes, Zero Coupon(a)
           4/15/2008                              $   9,000,000        5,400,000
           6/1/2009                               $   7,000,000        4,095,000
        Sr Notes
           10.750%, 11/15/2008                    $   5,000,000        5,050,000
           9.625%, 10/1/2007                      $   3,000,000        2,820,000
      NEXTLINK Communications LLC/NEXTLINK
        Capital Sr Notes, 12.500%, 4/15/2006      $   3,500,000        3,640,000
      US WEST Communications, Notes, 5.650%,
        11/1/2004                                 $   7,100,000        6,689,691
================================================================================
                                                                      82,146,594
        TOTAL CORPORATE BONDS (Cost $540,957,896)                    511,901,299
================================================================================
      TOTAL FIXED INCOME SECURITIES (Cost $561,054,827)              531,707,900
================================================================================
1.92  SHORT-TERM INVESTMENTS
1.66  COMMERCIAL PAPER
1.66  ELECTRICAL EQUIPMENT
      General Electric, 5.560%, 9/1/1999 (Cost
      $9,000,000)                                 $   9,000,000        9,000,000
================================================================================
0.26  REPURCHASE AGREEMENTS
      Repurchase Agreement with State Street
        dated 8/31/1999  due 9/1/1999 at
        5.300%, repurchased at $1,389,204
        (Collateralized by US Treasury
        Inflationary Index Bonds due 4/15/2028
        at 3.625%, value $1,413,304)
        (Cost $1,389,000)                         $   1,389,000        1,389,000
================================================================================
      TOTAL SHORT-TERM INVESTMENTS (Cost $10,389,000)                 10,389,000
================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
      (Cost $571,443,827)
      (Cost for Income Tax Purposes $571,450,233)                  $ 542,096,900
================================================================================

                                                      SHARES OR
                                                      PRINCIPAL
%     DESCRIPTION                                        AMOUNT            VALUE

Tax-Free Bond Fund
93.32 MUNICIPAL BONDS
0.18  ALASKA
      Alaska Hsg Fin (Veterans Mtg Prog) (GNMA/
        FNMA Insured), Collateralized Rev, 1990
        First Series, 7.500%, 12/1/2030           $     130,000    $     133,849
      Alaska Indl Dev & Export Auth, Ref
        Revolving Fund, Series 1994A, Lots 1-29,
        5.700%, 4/1/2004                          $     170,000          177,492
      Municipality of Anchorage, Alaska (MBIA
        Insured), Gen Oblig Ref, Gen Purpose,
        1993 Series B, 4.900%, 8/1/2003           $      25,000           25,345
================================================================================
                                                                         336,686
0.55  ARIZONA
      Arizona Edl Ln Mktng (Student Lns Insured),
        Edl Ln Rev, Series 1992B, 7.000%,
        3/1/2005                                  $   1,000,000        1,050,880
================================================================================
1.25  CALIFORNIA
      Big Bear Lake Dept of Wtr & Pwr, California
        (MBIA Insured), Wtr Rev Ref, Series
        1996, 6.000%, 4/1/2022                    $   2,000,000        2,123,120
      California, (MBIA Insured), Various
        Purpose Gen Oblig, Series 1992,
        6.300%, 9/1/2008                          $     150,000          167,136
      Monterey Cnty Pub Wrks Brd, California
        (Dept of Corrections (Soledad II)),
        Lease Rev Ref, 1996 Series D, 5.375%,
         11/1/2011                                $    100,000           102,081
================================================================================
                                                                       2,392,337
3.41  COLORADO
      Arapahoe Cnty Pub Hwy Auth, Colorado
        (E-470 Proj) (MBIA Insured), Cap Impt
         Trust Fund, Hwy Rev, Veh Regn Fee,
         Series  1986, 5.300%, 8/31/2006          $    200,000           205,990
      Denver City & Cnty, Colorado, Gen Oblig
         Ref, Series 1998A, 5.250%, 8/1/2006      $  3,500,000         3,607,940
      Denver Hlth & Hosp Auth, Colorado,
        Hlthcare Rev, Series 1998A, 5.125%,
         12/1/2005                                $  1,205,000         1,197,360
      Fountain Valley Auth, Colorado, Wtr
         Treatment Ref Rev, Series 1991,
         6.800%, 12/1/2019                        $  1,140,000         1,189,841
      Montrose Cnty Bldg Auth, Colorado,
        Ctfs of Participation, Series 1994,
        6.350%, 6/15/2006                         $    300,000           316,518
================================================================================
                                                                       6,517,649
0.01  DISTRICT OF COLUMBIA
      District of Columbia, Gen Oblig Ref,
         Series 1994 A-3, 5.200%, 6/1/2003        $     25,000            25,569
================================================================================
4.42  FLORIDA
      Broward Cnty, Florida (AMBAC Insured),
        Airport System Rev, Series G, 4.200%,
        10/1/2008                                 $    200,000           189,022
      Dade Cnty, Florida (AMBAC Insured), Solid
        Waste System Rev Ref, Special Ltd Oblig,
        Series 1996, 6.000%, 10/1/2006            $    200,000           214,868
      Miami Beach Redev Agency, Florida (City
        Ctr/Historic Convention Village), Tax
        Increment Rev, Series 1993, 5.100%,
        12/1/2003                                 $     80,000            80,562

                                                      SHARES OR
                                                      PRINCIPAL
%     DESCRIPTION                                        AMOUNT            VALUE

      Miami-Dade Cnty School Dist, Florida (FSA
        Insured), Gen Oblig Ref, Series 1998,
        5.375%, 8/1/2015                          $   3,000,000    $   3,010,470
      Sunrise, Florida (AMBAC Insured), Util
        System Ref Rev, Series 1998, 5.500%,
        10/1/2018                                     5,000,000        4,958,500
================================================================================
                                                                       8,453,422
1.16  GEORGIA
      Atlanta, Georgia (MBIA Insured), Airport
        Facils Rev, Series 1990, 7.250%, 1/1/2017 $   2,000,000        2,094,380
      Fulton Cnty School Dist, Georgia, Gen
        Oblig Ref, Series 1998, 5.250%, 1/1/2013  $     100,000           99,867
      Georgia Muni Elec Auth, Pwr Rev, Series
      CC, 4.500%, 1/1/2002                        $      30,000           30,011
================================================================================
                                                                       2,224,258
4.34  HAWAII
      Hawaii (MBIA Insured), Gen Oblig, 1998
        Series CR, 5.500%, 4/1/2007               $   8,000,000        8,305,840
================================================================================
6.52  ILLINOIS
      Boone, McHenry & DeKalb Cntys, Illinois
        (Cmnty Unit School Dist #100 (Belvidere))
        (FSA Insured), Gen Oblig, Series 1997,
        Cap Appreciation,
           12/1/2008                              $   1,005,000          626,266
           12/1/2009                              $   1,000,000          588,000
           12/1/2010                              $   2,995,000        1,654,019
      Chicago, Illinois (AMBAC Insured), Gen
        Oblig, Ref, Series 1993B, 5.125%,
        1/1/2022                                  $   2,465,000        2,266,444
      Chicago, Illinois (Peoples Gas Light &
        Coke), Gas Supply Rev, 1st & Ref Mtg,
        Medium-Term Notes, Series CC, 6.875%,
        3/1/2015                                  $   2,875,000        3,074,582
      Chicago Pub Bldg Commn, Illinois (Chicago
        School Reform) (FGIC Insured), Rev Ref,
        Series B, 5.250%, 12/1/2018               $   2,500,000        2,394,375
      Illinois Dev Fin Auth (Catholic Charities
        Hsg Dev Proj), Rev, Series 1995, 6.350%,
        1/1/2025                                  $   1,500,000        1,504,800
      Illinois Hsg Dev Auth, Hsg Dev Rev, 1993
        Series A, 5.000%, 1/1/2001                $      15,000           15,061
      Illinois Toll Hwy Auth, Toll Hwy Ref Rev,
        1993 Series A, 4.700%, 1/1/2001           $      60,000           60,288
      McCormick Place Receipts-Metro Pier &
        Exposition Auth, Illinois (50% McCormick
        Place Expansion Proj #3) (FGIC Insured),
        Dedicated State Tax Rev, Series 1998B,
        Cap Appreciation, 6/15/2009               $     500,000          299,665
================================================================================
                                                                      12,483,500
8.51  INDIANA
      DeKalb Cnty Redev Auth, Indiana (Mini-Mill
        Loc Pub Impt Proj), Rev, Series A 1995,
        6.500%, 1/15/2014                         $     900,000          955,512
      Indiana Transn Fin Auth, Airport Facils
        Lease Rev, Series A, 6.750%, 11/1/2011    $   1,500,000        1,632,721

                                                      SHARES OR
                                                      PRINCIPAL
%     DESCRIPTION                                        AMOUNT            VALUE

      Indianapolis Loc Pub Impt Bank, Indiana,
        Rev, Series 1991C, 6.700%, 1/1/2017       $   3,750,000    $   4,013,250
      Petersburg, Indiana (Indianapolis Pwr &
        Light Proj) (MBIA Insured), PCR Ref,
        Series 1993B, 5.400%, 8/1/2017            $   9,850,000        9,681,762
================================================================================
                                                                      16,283,245
0.09  LOUISIANA
      Louisiana Pub Facils Auth (Student Lns
        Insured), Student Ln Rev, Series 1992
        A-1, 6.200%, 3/1/2001                     $     165,000          168,747
================================================================================
1.82  MARYLAND
      Maryland Transn Dept, Cons Transn Ref,
        Series 1998, 5.500%, 9/1/2006             $   3,315,000        3,473,424
================================================================================
8.72  MASSACHUSETTS
      Boston Wtr & Swr Commn, Massachusetts
        (MBIA Insured), Gen Rev, 1993 Sr Series
        A, 5.250%, 11/1/2019                      $   5,385,000        5,189,633
      Commonwealth of Massachusetts (MBIA
        Insured), Gen Oblig, Cons Ln, Series
        1992 D, 8.000%, 5/1/2006                  $   5,000,000        5,869,050
      Massachusetts Dev Fin Agency (Boston
        Univ Issue) (Institution Insured), Rev,
        Series P,
           6.000%, 05/15/2059                     $   2,000,000        1,994,060
           5.450%, 05/15/2059                     $   4,000,000        3,603,360
      Massachusetts Muni Wholesale Elec, Pwr
        Supply System Rev, 1992 Series B,
        6.375%, 7/1/2001                          $      20,000           20,607
================================================================================
                                                                      16,676,710
2.67  MICHIGAN
      Michigan, Comprehensive Transn Ref, Series
        1992B, 5.750%, 5/15/2011                  $     200,000          202,670
      Michigan Trunk Line Fund (MBIA Insured),
        Ref, Series 1998A, 5.250%, 11/1/2015      $   5,000,000        4,897,350
================================================================================
                                                                       5,100,020
2.33  MINNESOTA
      Minneapolis-St Paul Metro Airports Commn,
        Minnesota, Gen Oblig Rev Ref, Series 13,
        5.000%, 1/1/2009                          $   2,000,000        1,976,820
      Univ of Minnesota Regents, Minnesota
        (University Insured), Gen Oblig, Series
        1996A, 5.500%, 7/1/2021                   $   2,500,000        2,480,950
================================================================================
                                                                       4,457,770
3.18  MISSISSIPPI
      Mississippi (Mississippi Gaming Cntys Hwy
        Impts Proj), Gen Oblig, Series A,
        5.500%, 7/1/2008                          $   5,865,000        6,094,204
================================================================================
2.47  MISSOURI
      Missouri Hlth & Edl Facils Auth (Christian
        Hlth Svcs Dev-Christian Hosp Northeast-
        Northwest), FRD Rev, Series A 1989,
        5.000%, 6/1/2005                          $   4,670,000        4,726,600
================================================================================
4.70  MONTANA
      Forsyth, Montana (Portland Gen Elec Proj),
        VR, PCR Ref,  Series 1998B, 4.750%,
        5/1/2033                                  $   9,000,000        8,990,460
================================================================================

                                                      SHARES OR
                                                      PRINCIPAL
%     DESCRIPTION                                        AMOUNT            VALUE

0.16  NEBRASKA
      Nebraska Pub Power Dist (MBIA Insured),
        Gen Rev, 1998 Series B, 5.250%, 1/1/2008  $    300,000     $     306,300
================================================================================
3.20  NEVADA
      Nevada Hsg Div (Single Family Prog), Sr
        Rev, 1994 Issue B-1, 5.900%, 4/1/2003     $     95,000            97,859
      Nevada (Nevada Muni Bank Projs #65 & R-6)
        (MBIA Insured), Gen Oblig Ltd Tax,
        Series 1998, 6.750%, 5/15/2008            $    200,000           224,478
      Nevada (Nevada Muni Bank Projs #66 & 67)
        (FGIC Insured), Gen Oblig Ltd Tax,
        Series July 1, 1998A, 5.500%, 5/15/2007   $  5,580,000         5,796,057
================================================================================
                                                                       6,118,394
0.42  NEW HAMPSHIRE
      New Hampshire Hsg Fin Auth, Single Family
        Residential Mtg, 1994 Series D,
           6.850%, 7/1/2006                       $     610,000          629,178
           5.850%, 1/1/2001                       $     170,000          172,278
================================================================================
                                                                         801,456
0.55  NEW JERSEY
      New Jersey Hlth Care Facils Fing Auth
        (Kennedy Hlth System Obligated Group)
        (MBIA Insured), Rev & Ref, Series 1997B,
        5.750%, 7/1/2008                          $   1,000,000        1,057,530
================================================================================
2.79  NEW MEXICO
      Los Alamos Cnty, New Mexico (FSA Insured),
        Util System Rev, Series 1994A, 6.000%,
        7/1/2009                                  $   5,000,000        5,335,450
================================================================================
9.84  NEW YORK
      New York Dorm Auth, New York (Muni Hlth
        Facils Impt Prog) (FSA Insured), Lease
        Rev, 1998 Series 1, 5.000%, 1/15/2010     $   5,000,000        4,941,700
      New York Dorm Auth, New York, State Univ
        Edl Facils Rev, Series 1997, 6.000%,
        5/15/2008                                 $   2,500,000        2,658,575
      New York & New Jersey Port Auth,
        Consolidated Gen Oblig, Rev, Ninety-
        Third Series, 6.125%, 6/1/2094            $   5,250,000        5,544,105
      New York Transitional Fin Auth, New York,
        Future Tax Secured Rev, Fiscal 1999
        Series A, 5.250%, 11/15/2013              $   1,000,000          986,850
      Triborough Bridge & Tunnel Auth, New York,
        Gen Purpose Rev,
           Series 1993B, 5.000%, 1/1/2020         $   1,935,000        1,777,162
           Series Y, 5.500%, 1/1/2017             $   2,900,000        2,908,004
================================================================================
                                                                      18,816,396
3.85  OHIO
      Ohio Bldg Auth (Admin Bldg Fund Proj),
        State Facils, 1995 Series A, 6.000%,
        10/1/2006                                 $    150,000           160,686
      Ohio Bldg Auth (AMBAC Insured), State
        Correctional Facils Ref, 1994 Series A,
        4.600%, 10/1/2003                         $     50,000            50,305
      Ohio (Major New State Infrastructure
        Proj), Rev, Series 1998-1, 5.000%,
        12/15/2006                                $  5,060,000         5,127,298

                                                      SHARES OR
                                                      PRINCIPAL
%     DESCRIPTION                                        AMOUNT            VALUE

      Ohio Tpk Commn, Tpk Rev Ref, 1998
        Series A, 5.500%, 2/15/2016               $  2,000,000     $   2,027,800
================================================================================
                                                                       7,366,089
0.09  PENNSYLVANIA
      Philadelphia, Pennsylvania (MBIA Insured),
        Wtr & Wastewtr Rev, Series 1995, 6.750%,
        8/1/2005                                  $    150,000           165,759
================================================================================
0.85  RHODE ISLAND
      Rhode Island Depositors Econ Protection,
        Special Oblig, 1992 Series A, 6.950%,
        8/1/2022                                  $  1,500,000         1,633,245
================================================================================
2.20  TENNESSEE
      Shelby Cnty Hlth, Edl & Hsg Facil Brd,
        Tennessee (Methodist Hlthcare) (MBIA
        Insured), Hosp Rev, Series 1998,
        5.500%, 4/1/2008                          $  4,075,000         4,210,453
================================================================================
3.91  TEXAS
      Austin, Texas (AMBAC Insured), Combined
        Util Systems Rev Ref, Series 1992, Cap
        Appreciation, 11/15/2011                  $  1,400,000           729,932
      Austin, Texas, Wtr Swr & Elec Ref Rev,
        Series 1982, 14.000%, 11/15/2001
           Prerefunded 1995                       $      5,000             5,324
           Refunded 1998                          $     35,000            38,674
           Unrefunded Balance 1998                $    305,000           340,196
      Galena Park Indpt School Dist, Texas
        (Harris Cnty) (PSFG Insured), Unltd Tax
         School Bldg & Ref, Series 1996, Cap
         Appreciation, 8/15/2023                  $  3,220,000           810,925
      Goose Creek Cons Indpt School Dist,
         Texas (PSFG Insured), Unltd Tax Ref,
         Series 1998, 5.000%, 2/15/2010           $  2,575,000         2,548,993
      Harris Cnty, Texas (MBIA Insured), Toll
         Road Unltd Tax & Sub Lien Rev, Series
         1994A, 6.500%, 8/15/2013                 $    500,000           559,045
      Katy Indpt School Dist, Texas (Fort Bend,
        Harris & Waller Cntys) (PSFG Insured),
        Ltd Tax School Bldg, Series 1996, 7.500%,
        2/15/2006                                 $    150,000           170,970
      Lubbock Hlth Facils Dev, Texas (St Joseph
        Hlth System), Rev, Series 1998, 5.250%,
        7/1/2013                                  $  2,000,000         1,917,560
      Texas Muni Pwr Agency (MBIA Insured), Ref
        Rev, Series 1993, 5.250%, 9/1/2006        $    325,000           333,778
      Trinity River Indl Dev Auth, Texas (Intl
        Paper Proj), Rev Ref, 1993 Series,
        4.900%, 12/1/2002                         $     25,000            25,117
================================================================================
                                                                       7,480,514
0.51  UTAH
      Utah Hsg Fin Agency (FHA/VA/FHMA Insured),
        Single Family Mtg, 1994 Issue D-1 Term
        Mezzanine, 6.450%, 7/1/2011               $    945,000           975,098
================================================================================
0.54  VERMONT
      Vermont Hsg Fin Agency, Single Family
        Hsg Rev, Series 5, 6.875%, 11/1/2016      $  1,000,000         1,041,230
================================================================================

                                                      SHARES OR
                                                      PRINCIPAL
%     DESCRIPTION                                        AMOUNT            VALUE

1.10  VIRGINIA
      Rivanna Wtr & Swr Auth, Virginia, Regl Wtr
        & Swr System Ref Rev, Series of 1993,
        4.500%, 10/1/2000                         $      50,000    $      50,417
      Virginia Pub School Auth, School Fing &
        Ref, Series 1998 A, 5.250%, 8/1/2007      $   2,000,000        2,061,380
================================================================================
                                                                       2,111,797
3.25  WASHINGTON
      Grant Cnty Pub Util Dist #2, Washington,
        Hydroelectric Dev Rev,Second Series 1990,
           (Priest Rapids), 7.700%, 1/1/2018      $   3,000,000        3,095,430
           (Wanapum), 7.700%, 1/1/2018            $   1,050,000        1,083,222
      North Thurston Cnty School Dist #3,
        Washington, Unlmtd Tax Gen Oblig, Series
        1992, 6.500%, 12/1/2009                   $   1,400,000        1,475,754
      Washington Hlth Care Facils Auth (Catholic
        Hlth Initiatives) (MBIA Insured), Rev,
        Series 1997A, 5.100%, 12/1/2009           $     100,000           99,946
      Washington Pub Pwr Supply System (Nuclear
        Proj #1), Ref Rev, Series 1993A, 5.300%,
        7/1/2002                                  $     400,000          407,000
      Wenatchee, Washington, Wtr & Swr Rev Ref,
        1994 Series, 4.600%, 12/1/2002            $      65,000           65,209
================================================================================
                                                                       6,226,561
3.62  WISCONSIN
      Adams Cnty, Wisconsin (Adams-Friendship
        School Dist)(AMBAC Insured), Gen Oblig
        Ref, 6.500%, 4/1/2015                     $   1,340,000        1,493,698
      Merrill Area Common Pub School Dist,
        Wisconsin (Lincoln, Langlade & Marathon
        Cntys) (FSA Insured), Gen Oblig Ref,
        6.500%, 4/1/2007                          $     100,000          110,030
      Southeast Wisconsin Professional Baseball
        Park Dist (MBIA Insured), Sales Tax Rev
        Ref, Series 1998A, 5.500%, 12/15/2019     $   5,370,000        5,317,428
================================================================================
                                                                       6,921,156
0.11  WYOMING
      Platte Cnty, Wyoming (Basin Elec Pwr
        Cooperative-Laramie River Station Proj)
        (MBIA Insured), PCR Ref, Series 1994,
        5.100%, 1/1/2008                          $     200,000          202,172
================================================================================
      TOTAL MUNICIPAL BONDS (Cost $179,783,187)                      178,530,921
================================================================================
6.68  SHORT-TERM INVESTMENTS -- MUNICIPAL NOTES
0.16  ALABAMA
      Stevenson Indl Dev Brd, Alabama (Mead Proj)
        (LOC-Credit Suisse First Boston),
        Environmental Impt Rev Ref,
        DATES, Series 1986, 3.050%, 11/1/2016(h)  $     300,000          300,000
================================================================================
0.26  CALIFORNIA
      Los Angeles Regl Airports Impt, California
        (American Airlines/Los Angeles Intl
        Airport) (LOC-Wachovia Bank), AR, Facils
        Sublease FDR, Issue 1984, Series LAX 2,
        3.100%, 12/1/2025(h)                      $     500,000          500,000
================================================================================

                                                      SHARES OR
                                                      PRINCIPAL
%     DESCRIPTION                                        AMOUNT            VALUE

1.58  GEORGIA
      Atlanta, Georgia (Delta Air Lines Proj),
        Special Purpose Facils Rev, Series
        1989B, 7.400%, 12/1/1999                  $   3,000,000    $   3,019,230
================================================================================
0.32  INDIANA
      Indiana Hosp Equip Fing Auth (MBIA
        Insured), VR, Rev, Series A, 3.250%,
        12/1/2015(h)                              $     600,000          600,000
================================================================================
1.67  MASSACHUSETTS
      Massachusetts Hlth & Edl Facils Auth (MBIA
        Insured), VRD Rev, Cap Asset Prog Issue,
        Series D, 1.965%, 1/1/2035(h)             $   3,200,000        3,200,000
================================================================================
0.26  MICHIGAN
      Delta Cnty Econ Dev, Michigan (Mead-
        Escanaba Paper Proj) (LOC-Nova Scotia
        Bank), ATS, Environmental Impt Rev Ref,
        1985 Series C, 2.800%, 12/1/2023(h)       $     500,000          500,000
================================================================================
0.26  NORTH DAKOTA
      Grand Forks, North Dakota (United Hosp
        Obligated Group) (LOC-LaSalle Natl Bank),
        VR, Hosp Hlthcare Facils Rev, Series
        1992B, 3.100%, 12/1/2016(h)               $     500,000          500,000
================================================================================
0.13  SOUTH DAKOTA
      South Dakota Student Ln Fin (Student Lns
        Insured), Student Ln Rev, Series 1994-A,
        5.850%, 8/1/2000                          $     250,000          254,492
================================================================================
1.73  TENNESSEE
      Chattanooga-Hamilton Cnty Hosp Auth,
        Tennessee (Erlanger Med Ctr) (LOC-Morgan
        Gty Trust), VR, Hosp Rev Ref, Series
        1987, 3.000%, 10/1/2017(h)                $   3,300,000        3,300,000
================================================================================
0.31  TEXAS
      Lone Star Airport Impt Auth, Texas
        (American Airlines Proj) (LOC-Royal Bank
        of Canada), VR, Multiple Mode Demand
        Rev, Series A-4, 3.100%, 12/1/2014(h)     $     600,000          600,000
================================================================================
      TOTAL MUNICIPAL SHORT-TERM NOTES
        (Amortized Cost $12,755,754)                                  12,773,722
================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $192,538,941)(g)                                       $191,304,643
================================================================================


U.S. Government Securities Fund
98.46%  FIXED INCOME SECURITIES
44.37%  US GOVERNMENT OBLIGATIONS
        US Treasury Bonds
         8.125%, 8/15/2019                        $10,000,000      $  11,806,250
         7.500%, 11/15/2016                       $10,000,000         11,046,880
         6.125%, 8/15/2029                        $ 1,000,000          1,007,813

                                                      SHARES OR
                                                      PRINCIPAL
%     DESCRIPTION                                        AMOUNT            VALUE

        5.250%, 2/15/2029                         $ 12,500,000     $  10,917,974
================================================================================
        TOTAL US GOVERNMENT OBLIGATIONS
        (Cost $38,093,140)                                            34,778,917
================================================================================
54.09%  US GOVERNMENT AGENCY OBLIGATIONS
        Freddie Mac, Gold, Participation
          Certificates
          6.500%, 7/1/2008                        $   8,642,951        8,491,353
          6.500%, 8/1/2008                        $   1,987,696        1,952,831
        Government National Mortgage Association I
        Pass-Through Certificates
          6.500%, 5/15/2029                       $   4,984,968        4,702,419
          6.000%, 12/15/2028                      $   9,816,479        8,988,654
          6.000%, 2/15/2029                       $  10,027,602        9,175,957
          6.000%, 3/15/2029                       $   9,936,888        9,092,947
================================================================================
         TOTAL US GOVERNMENT AGENCY OBLIGATIONS
         (Cost $44,924,298)                                           42,404,161
================================================================================
      TOTAL FIXED INCOME SECURITIES (Cost $83,017,438)                77,183,078
================================================================================
1.54% SHORT-TERM  INVESTMENTS -- REPURCHASE AGREEMENTS
      Repurchase Agreement with State Street
        dated 8/31/1999 due 9/1/1999 at 5.300%,
        repurchased at $1,210,178 (Collaterized
        by US Treasury Inflationary Index Bonds
        due 4/15/2028 at 3.625%, value
        $1,233,606) (Cost $1,210,000)             $   1,210,000        1,210,000
================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $84,227,438)(g)                                       $  78,393,078
================================================================================

(a) Step-up bonds are obligations which increase the interest payment rate at a specified point in time. Rate shown reflects current rate which may step up at a future date.

(b) Securities are acquired pursuant to Rule 144A. The Fund deems such securities to be "liquid" because an institutional market exists.

(c) Security is a payment-in-kind (PIK) security. PIK securities may make interest payments in additional securities.

(d) Security is a defaulted security with respect to cumulative interest payments of $287,500 at August 31, 1999.

(e)  Security is non-income producing.

(f)  Security is an affiliated company (See Notes).

(g)  Also represents cost for income tax purposes.

(h) All securities with a maturity date greater than one year have either a variable rate, demand feature, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

The following abbreviations may be used in portfolio descriptions:

AMBAC       -    American Municipal Bond Assurance Corporation
AR(h)       -    Adjustable Rate
ATS         -    Adjustable Tender Securities
FGIC        -    Flexible Guaranty Insurance
DATES(h)    -    Daily Adjustable Tax-Exempt Securities
FDR(h)      -    Flexible Demand Revenue
FRD(h)      -    Floating Rate Demand
FSA         -    Financial Security Assurance
LOC         -    Letter of Credit
MBIA        -    Municipal Bond Investors Association
PCR         -    Pollution Control Revenue
PSFG        -    Permanent School Fund Guarantee Program
UPDATES(h)  -    Unit Price Demand Tax-Exempt Securities
VR(h)       -    Variable Rate

(i)  Rate is subject to change. Rate shown reflects current rate.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

INVESCO Bond Funds, Inc.
August 31, 1999

                                                           HIGH          SELECT
                                                          YIELD          INCOME
                                                           FUND            FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                     $  824,552,567  $  571,443,827
================================================================================
  At Value(a)                                    $  782,179,368  $  542,096,900
Cash                                                     22,216          40,101
Receivables:
  Fund Shares Sold                                    1,745,669       1,000,722
  Interest                                           12,686,992       8,887,676
Prepaid Expenses and Other Assets                        93,768          90,893
================================================================================
TOTAL ASSETS                                        796,728,013     552,116,292
================================================================================
LIABILITIES
Payables:
  Distributions to Shareholders                         678,826         211,750
  Investment Securities Purchased                             0         324,194
  Fund Shares Repurchased                             2,464,556       1,984,318
Accrued Distribution Expenses                           158,254         113,017
Accrued Expenses and Other Payables                      89,804          44,851
================================================================================
TOTAL LIABILITIES                                     3,391,440       2,678,130
================================================================================
NET ASSETS AT VALUE                              $  793,336,573  $  549,438,162
================================================================================
NET ASSETS

Paid-in Capital(b)                               $  871,977,780  $  586,470,063
Accumulated Undistributed Net Investment Income          30,876          72,968
Accumulated Undistributed Net Realized Loss
  on Investment Securities                          (36,298,884)     (7,757,942)
Net Depreciation of Investment Securities           (42,373,199)    (29,346,927)
================================================================================
NET ASSETS AT VALUE                              $  793,336,573  $  549,438,162
================================================================================
Shares Outstanding                                  123,942,694      89,379,671
NET ASSET VALUE, Offering and Redemption
  Price per Share                                $         6.40  $         6.15
================================================================================

(a) Investment securities at cost and value at August 31, 1999 include repurchase agreements of $4,500,000 and $1,389,000 for High Yield and Select Income Funds, respectively.

(b) The Fund has one billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 300 million have been allocated to High Yield Fund and 300 million have been allocated to Select Income Fund.

See Notes to Financial Statements

INVESCO Bond Funds, Inc.
August 31, 1999

                                                                          U.S.
                                                       TAX-FREE     GOVERNMENT
                                                           BOND     SECURITIES
                                                           FUND           FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                     $  192,538,941  $  84,227,438
================================================================================
  At Value(a)                                    $  191,304,643  $  78,393,078
Cash                                                     60,953          1,926
Receivables:
  Fund Shares Sold                                       43,229      1,134,567
  Interest                                            2,531,920        526,494
Prepaid Expenses and Other Assets                        73,790         40,858
================================================================================
TOTAL ASSETS                                        194,014,535     80,096,923
================================================================================
LIABILITIES
Payables:
  Distributions to Shareholders                         164,091          26,145
  Fund Shares Repurchased                             1,936,204         133,655
Accrued Distribution Expenses                            40,196          16,426
Accrued Expenses and Other Payables                      38,240          22,004
================================================================================
TOTAL LIABILITIES                                     2,178,731         198,230
================================================================================
NET ASSETS AT VALUE                              $  191,835,804  $   79,898,693
================================================================================
NET ASSETS
Paid-in Capital(b)                               $  192,620,858  $   85,992,211
Accumulated Undistributed Net Investment Income          15,741          44,131
Accumulated Undistributed Net Realized Gain
  (Loss) on Investment Securities                       433,503        (303,289)
Net Depreciation of Investment Securities            (1,234,298)     (5,834,360)
================================================================================
NET ASSETS AT VALUE                              $  191,835,804  $   79,898,693
================================================================================
Shares Outstanding                                   13,199,414      11,736,763
NET ASSET VALUE, Offering and Redemption
  Price per Share                                $        14.53       $    6.81
================================================================================

(a) Investment securities at cost and value at August 31, 1999 include a repurchase agreement of $1,210,000 for U.S. Government Securities Fund.

(b) The Fund has one billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to Tax-Free Bond Fund and 100 million have been allocated to U.S. Government Securities Fund.

See Notes to Financial Statements

STATEMENT OF OPERATIONS

INVESCO Bond Funds, Inc.
Year Ended August 31, 1999

                                                          HIGH           SELECT
                                                         YIELD           INCOME
                                                          FUND             FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                        $   2,883,369    $           0
Interest                                            79,537,778       40,663,678
================================================================================
  TOTAL INCOME                                      82,421,147       40,663,678
================================================================================
EXPENSES
Investment Advisory Fees                             3,245,140        2,670,224
Distribution Expenses                                2,037,617        1,336,175
Transfer Agent Fees                                  1,560,584        1,519,741
Administrative Fees                                    204,752          140,510
Custodian Fees and Expenses                             95,278           82,875
Directors' Fees and Expenses                            41,405           31,420
Interest Expense                                       339,347                0
Professional Fees and Expenses                          40,302           27,644
Registration Fees and Expenses                         166,974          189,618
Reports to Shareholders                                274,829          176,457
Other Expenses                                          39,801           28,260
================================================================================
  TOTAL EXPENSES                                     8,046,029        6,202,924
  Fees and Expenses Absorbed by Investment Adviser           0         (536,940)
  Fees and Expenses Paid Indirectly                    (59,470)         (53,094)
================================================================================
     NET EXPENSES                                    7,986,559        5,612,890
================================================================================
NET INVESTMENT INCOME                               74,434,588       35,050,788
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
Net Realized Loss on Investment Securities         (36,200,631)      (6,529,232)
Change in Net Appreciation (Depreciation) of
  Investment Securities                             24,051,849      (29,276,206)
================================================================================
NET LOSS ON INVESTMENT SECURITIES                  (12,148,782)     (35,805,438)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $  62,285,806   $     (754,650)
================================================================================

See Notes to Financial Statements

INVESCO Bond Funds, Inc.
                                                           TAX-FREE BOND FUND

                                                        PERIOD             YEAR
                                                         ENDED            ENDED
                                                     AUGUST 31          JUNE 30
--------------------------------------------------------------------------------
                                                          1999             1999
                                                       (Note 1)
INVESTMENT INCOME
INTEREST INCOME                                  $   1,675,372   $   10,304,996
================================================================================
EXPENSES
Investment Advisory Fees                               185,151        1,149,834
Distribution Expenses                                   84,160          522,652
Transfer Agent Fees                                     43,473          252,005
Administrative Fees                                     16,815           49,494
Custodian Fees and Expenses                              1,914           25,248
Directors' Fees and Expenses                             3,065           18,696
Professional Fees and Expenses                           6,727           34,854
Registration Fees and Expenses                          16,642           49,112
Reports to Shareholders                                 22,802           67,396
Other Expenses                                           3,908           38,396
================================================================================
  TOTAL EXPENSES                                       384,657        2,207,687
  Fees and Expenses Absorbed by Investment
     Adviser                                           (80,439)        (310,487)
  Fees and Expenses Paid Indirectly                     (1,270)         (15,280)
================================================================================
     NET EXPENSES                                      302,948        1,881,920
================================================================================
NET INVESTMENT INCOME                                1,372,424        8,423,076
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
Net Realized Gain (Loss) on
   Investment Securities                              (224,714)       2,734,848
Change in Net Appreciation of
   Investment Securities                            (2,213,390)      (8,012,486)
================================================================================
NET LOSS ON INVESTMENT SECURITIES                   (2,438,104)      (5,277,638)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $  (1,065,680)  $    3,145,438
================================================================================

See Notes to Financial Statements

INVESCO Bond Funds, Inc.
Year Ended August 31, 1999
                                                                          U.S.
                                                                    GOVERNMENT
                                                                    SECURITIES
                                                                          FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                                             $        4,170,884
================================================================================
EXPENSES
Investment Advisory Fees                                               395,611
Distribution Expenses                                                  179,823
Transfer Agent Fees                                                    333,566
Administrative Fees                                                     27,813
Custodian Fees and Expenses                                             14,500
Directors' Fees and Expenses                                            12,199
Professional Fees and Expenses                                          18,433
Registration Fees and Expenses                                          69,199
Reports to Shareholders                                                 95,421
Other Expenses                                                           4,162
================================================================================
  TOTAL EXPENSES                                                     1,150,727
  Fees and Expenses Absorbed by Investment Adviser                    (422,317)
  Fees and Expenses Paid Indirectly                                     (8,859)
================================================================================
     NET EXPENSES                                                      719,551
================================================================================
NET INVESTMENT INCOME                                                3,451,333
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
Net Realized Gain on Investment Securities                             110,430
Change in Net Depreciation of Investment Securities                  (6,306,012)
================================================================================
NET LOSS ON INVESTMENT SECURITIES                                    (6,195,582)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                   $       (2,744,249)
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

High Yield Fund

                                                          YEAR ENDED AUGUST 31
--------------------------------------------------------------------------------
                                                            1999          1998

OPERATIONS
Net Investment Income                             $   74,434,588 $   59,460,048
Net Realized Gain (Loss) on Investment
  Securities                                         (36,200,631)    32,888,835
Change in Net Appreciation (Depreciation)
  of Investment Securities                            24,051,849    (75,240,209)
================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS            62,285,806     17,108,674
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                (74,435,367)   (59,476,726)
Net Realized Gain on Investment Securities                     0    (30,288,153)
In Excess of Net Realized Gain on Investment
  Securities                                         (24,616,173)             0
================================================================================
TOTAL DISTRIBUTIONS                                  (99,051,540)   (89,764,879)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                      1,378,371,257  1,042,691,975
Reinvestment of Distributions                         86,094,100     76,691,873
================================================================================
                                                   1,464,465,357  1,119,383,848
Amounts Paid for Repurchases of Shares            (1,275,757,061)  (876,298,646)
================================================================================
NET INCREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                            188,708,296    243,085,202
================================================================================
TOTAL INCREASE IN NET ASSETS                         151,942,562    170,428,997
NET ASSETS
Beginning of Period                                  641,394,011    470,965,014
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Income of
  $30,876 and $18,665, respectively)              $  793,336,573 $  641,394,011
================================================================================
           ----------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                          210,553,094    140,608,922
Shares Issued from Reinvestment of Distributions      13,182,355     10,496,776
================================================================================
                                                     223,735,449    151,105,698
Shares Repurchased                                  (194,736,532)  (119,368,526)
================================================================================
NET INCREASE IN FUND SHARES                           28,998,917     31,737,172
================================================================================

See Notes to Financial Statements

Select Income Fund

                                                           YEAR ENDED AUGUST 31
--------------------------------------------------------------------------------
                                                            1999           1998
OPERATIONS
Net Investment Income                              $  35,050,788  $  24,383,685
Net Realized Gain (Loss) on Investment Securities     (6,529,232)     9,584,731
Change in Net Depreciation of Investment
  Securities                                         (29,276,206)    (2,723,693)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                       (754,650)    31,244,723
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                (35,047,792)   (24,420,934)
Net Realized Gain on Investment Securities            (1,765,695)    (8,101,485)
In Excess of Net Realized Gain on Investment
  Securities                                          (7,747,843)             0
================================================================================
TOTAL DISTRIBUTIONS                                  (44,561,330)   (32,522,419)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                        421,924,213    447,676,089
Reinvestment of Distributions                         41,699,537     29,357,565
Net Assets Received from Acquisition of
  Short-Term Bond Fund (Note 3)                       17,295,250              0
================================================================================
                                                     480,919,000    477,033,654
Amounts Paid for Repurchases of Shares              (388,789,138)  (260,749,761)
================================================================================
NET INCREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                             92,129,862    216,283,893
================================================================================
TOTAL INCREASE IN NET ASSETS                          46,813,882    215,006,197
NET ASSETS
Beginning of Period                                  502,624,280    287,618,083
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Income of
  $72,968 and $69,972, respectively)              $  549,438,162 $  502,624,280
================================================================================
           ----------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                           64,797,931     66,530,497
Shares Issued from Reinvestment of Distributions       6,431,237      4,376,447
Shares Issued in Connection with Acquisition of
  Short-Term Bond Fund (Note 3)                        2,767,609              0
================================================================================
                                                      73,996,777     70,906,944
Shares Repurchased                                   (59,917,117)   (38,783,681)
================================================================================
NET INCREASE IN FUND SHARES                           14,079,660     32,123,263
================================================================================

See Notes to Financial Statements

Tax-Free Bond Fund

                                       PERIOD ENDED
                                          AUGUST 31          YEAR ENDED JUNE 30
--------------------------------------------------------------------------------
                                               1999          1999          1998
                                            (Note 1)
OPERATIONS
Net Investment Income                  $  1,372,424   $  8,423,076 $  8,836,825
Net Realized Gain (Loss) on
  Investment Securities                    (224,714)     2,734,848    3,733,310
Change in Net Appreciation of
  Investment Securities                  (2,213,390)    (8,012,486)   1,943,163
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                        (1,065,680)     3,145,438   14,513,298
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                    (1,372,389)    (8,422,999)  (8,836,825)
Net Realized Gain on Investment
  Securities and Futures Contracts                0     (6,238,148)  (2,405,462)
================================================================================
TOTAL DISTRIBUTIONS                      (1,372,389)   (14,661,147) (11,242,287)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares             4,467,683     76,105,580   73,871,498
Reinvestment of Distributions             1,001,308     11,143,364    8,527,627
Net Assets Received from Acquisition
  of Tax-Free Intermediate Bond
  Fund (Note 3)                                   0      6,067,497            0
================================================================================
                                          5,468,991     93,316,441   82,399,125
Amounts Paid for Repurchases of Shares  (12,986,028)   (91,480,968) (94,609,312)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS           (7,517,037)     1,835,473  (12,210,187)
================================================================================
TOTAL DECREASE IN NET ASSETS             (9,955,106)    (9,680,236)  (8,939,176)
NET ASSETS
Beginning of Period                     201,790,910    211,471,146  220,410,322
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Income
  of $15,741, $15,706 and $2,750,
  respectively)                        $191,835,804   $201,790,910 $211,471,146
================================================================================
           ----------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                 306,314      4,882,612    4,748,107
Shares Issued from Reinvestment of
  Distributions                              68,476        724,248      546,335
Shares Issued in Connection with
  Acquisition of Tax-Free
  Intermediate Bond Fund (Note 3)                 0        406,050           0
================================================================================
                                            374,790      6,012,910    5,294,442
Shares Repurchased                         (890,035)    (5,883,609)  (6,077,593)
================================================================================
NET INCREASE (DECREASE) IN FUND SHARES     (515,245)       129,301     (783,151)
================================================================================

See Notes to Financial Statements

U.S. Government Securities Fund

                                                           YEAR ENDED AUGUST 31
--------------------------------------------------------------------------------
                                                             1999          1998
OPERATIONS
Net Investment Income                                 $ 3,451,333  $  2,700,296
Net Realized Gain on Investment Securities                110,430     5,191,748
Change in Net Depreciation of
  Investment Securities                                (6,306,012)     (685,916)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                           (2,744,249)    7,206,128
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                  (3,451,333)   (2,700,296)
Net Realized Gain on Investment Securities             (4,863,438)   (1,103,906)
In Excess of Net Realized Gain on Investment
  Securities                                             (305,306)            0
================================================================================
TOTAL DISTRIBUTIONS                                    (8,620,077)   (3,804,202)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                         177,382,649   161,798,727
Reinvestment of Distributions                           8,027,013     3,423,772
Net Assets Received from Acquisition of
  Intermediate Government Bond Fund (Note 3)           22,786,723             0
================================================================================
                                                      208,196,385   165,222,499
Amounts Paid for Repurchases of Shares               (196,418,206) (140,720,399)
================================================================================
NET INCREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                              11,778,179    24,502,100
================================================================================
TOTAL INCREASE IN NET ASSETS                              413,853    27,904,026
NET ASSETS
Beginning of Period                                    79,484,840 $  51,580,814
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Income of
  $44,131 and $7,539, respectively)                 $  79,898,693 $  79,484,840
================================================================================
           ----------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                            23,153,199    20,773,244
Shares Issued from Reinvestment of Distributions        1,080,738       441,618
Shares Issued in Connection with Acquisition of
  Intermediate Government Bond Fund (Note 3)            3,275,274             0
================================================================================
                                                       27,509,211    21,214,862
Shares Repurchased                                    (25,723,274)  (18,146,732)
================================================================================
NET INCREASE IN FUND SHARES                             1,785,937     3,068,130
================================================================================

See Notes to Financial Statements

INVESCO Notes to financial statements - INVESCO Bond Funds, Inc.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Bond Funds, Inc. (formerly known as INVESCO Income Funds, Inc.) (the "Fund") is incorporated in Maryland and presently consists of four separate Funds: High Yield Fund, Select Income Fund, Tax-Free Bond Fund and U.S. Government Securities Fund. On August 4, 1998, the board of directors of the Fund approved a name change to INVESCO Bond Funds, Inc. The investment objectives of each Funds are: to seek a high level of current income for High Yield and Select Income Funds; to seek as high a level of current income exempt from federal income taxes as is consistent with preservation of capital for Tax-Free Bond Fund; and to seek a high level of current income by investing in debt obligations issued by the U.S. Government or its agencies for U.S. Government Securities Fund. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

On May 20, 1999, shareholders of Tax-Free Bond Fund approved an Agreement and Plan of Conversion and Termination providing for the conversion of Tax-Free Bond Fund from a separate series of INVESCO Tax-Free Income Funds, Inc. to a separate series of INVESCO Bond Funds, Inc., effective August 20, 1999.

On May 20, 1999,  shareholders  of the Funds  approved an Agreement  and Plan of
Reorganization and Termination in which the following Funds which were previously series' of INVESCO Bond Funds, Inc., INVESCO Tax-Free Income Funds, Inc. and INVESCO Value Trust, respectively, merged: Short-Term Bond Fund ("Target Fund") into INVESCO Bond Funds, Inc. - Select Income Fund ("Surviving Fund"), Tax-Free Intermediate Bond Fund ("Target Fund") into INVESCO Tax-Free Income Fund, Inc. - Tax-Free Bond Fund ("Surviving Fund") and Intermediate Government Bond Fund ("Target Fund") into INVESCO Bond Funds, Inc. - U.S. Government Securities Fund ("Surviving Fund"), effective close of business on June 4, 1999. Shareholders of the Target Funds became shareholders of the Surviving Funds and received shares of the Surviving Funds equal in dollar value to the then current value of their shares in the Target Funds.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Municipal securities (including commitments to purchase such securities on a when-issued basis) are valued on the basis of prices provided by a pricing service approved by the Fund's board of directors which, in determining values, uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Under these procedures, municipal securities are valued based upon market quotations, if available.

Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price in the market where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. Interest on payment-in-kind debt securities is accrued based on the yield to maturity at purchase date method. Discounts and premiums on debt securities are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis.

Mortgage paydown gain/loss is treated as ordinary income for tax purposes and is included in interest income in the Statement of Operations.

High Yield Fund invests primarily in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

High Yield and Select Income Funds may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such concentrations may subject these Funds to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

D. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. High Yield, Select Income and U.S. Government Securities Funds incurred and elected to defer post-October 31 capital losses of $34,244,653, $7,757,789 and $308,126, respectively, to the year ended August 31, 2000. At August 31, 1999, High Yield Fund had $2,045,175 and Tax-Free Bond Fund had $30,762 and $224,714 in net capital loss carryovers which expire in the years 2007, 2001 and 2007, respectively. The capital loss carryover from INVESCO Tax-Free Funds, Inc. - Tax-Free Intermediate Bond Fund (which was acquired by Tax-Free Bond Fund on June 4, 1999), is subject to certain limitations under the Internal Revenue Code.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders. Of the ordinary income distributions declared for the year ended August 31, 1999, 2.95% for High Yield Fund qualified for the dividends received deduction available to the Fund's corporate shareholders.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the period ended August 31, 1999, 99.50% were exempt from federal income taxes for Tax-Free Bond Fund.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the month-end net asset value. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgaged-backed securities, market discounts, amortized premiums, nontaxable dividends, net operating losses and expired capital loss carryforwards.

For the year/period ended August 31, 1999, the effects of such differences were as follows:

                                                      ACCUMULATED
                                    ACCUMULATED     UNDISTRIBUTED
                                  UNDISTRIBUTED      NET REALIZED
                                            NET           GAIN ON
                                     INVESTMENT        INVESTMENT       PAID-IN
FUND                                     INCOME        SECURITIES       CAPITAL
--------------------------------------------------------------------------------
High Yield Fund                     $    12,990      $    (12,990)     $      0
U.S. Government Securities Fund          36,592             2,017       (38,609)

Net investment income, net realized gains (losses) and net assets were not affected.

F. EXPENSES -- Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.

Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                                      AVERAGE NET ASSETS
--------------------------------------------------------------------------------
                                              $0 TO       $300 TO         OVER
                                               $300          $500         $500
FUND                                        MILLION       MILLION      MILLION
--------------------------------------------------------------------------------
High Yield Fund                               0.50%         0.40%        0.30%
Select Income Fund                            0.55%         0.45%        0.35%
Tax-Free Bond Fund                            0.55%         0.45%        0.35%
U.S. Government Securities Fund               0.55%         0.45%        0.35%

A plan of distribution pursuant to Rule 12b-1 of the Act ("the Plan") provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, to a maximum of 0.25% of annual average net assets. For the year/period ended, August 31, 1999, High Yield, Select Income, Tax-Free Bond and U.S. Government Securities Funds paid the Distributor $2,032,749, $1,321,787, $85,752 and $176,399 respectively, under the plan of distribution.

IFG receives a transfer agent fee from each Fund at an annual rate of $26.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.

In accordance with an Administrative Services Agreement, each Fund paid IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly. Effective May 13, 1999, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by Select Income, Tax-Free Bond and U.S. Government Securities Funds.

Effective May 1, 1999, a 2% redemption fee is retained by High Yield Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee is imposed on redemptions or exchanges of shares held less than three months. The redemption fee is accounted for as an addition to Paid-in Capital by High Yield Fund. Total redemption fees received by High Yield Fund for the period ended August 31, 1999 were $305,819.

NOTE 3 -- ACQUISITION OF INVESCO BOND FUNDS, INC. - SHORT-TERM BOND FUND ("TARGET FUND I"), INVESCO TAX-FREE INCOME FUNDS, INC. - TAX-FREE INTERMEDIATE BOND FUND ("TARGET FUND II") AND ACQUISITION OF INVESCO VALUE TRUST - INTERMEDIATE GOVERNMENT BOND FUND ("TARGET FUND III").On June 4, 1999, Select Income Fund acquired all the net assets of Target Fund I pursuant to an Agreement and Plan of Reorganization and Termination approved by Target Fund I shareholders on May 20, 1999. The acquisition was accomplished by a tax-free exchange of 2,767,609 shares of Select Income Fund (valued at $17,295,250) for 1,816,970 shares of Target Fund I outstanding on June 4, 1999. Target Fund I's net assets at that date ($17,295,250) including $61,116 of unrealized depreciation, were combined with those of Select Income Fund. The aggregate net assets of Select Income Fund and Target Fund I immediately before the acquisition were $543,762,931 and $17,295,250, respectively. The net assets of Select Income Fund after the acquisition were $561,058,181.

On June 4, 1999, Tax-Free Bond Fund acquired all the net assets of Target Fund II pursuant to an Agreement and Plan of Reorganization and Termination approved by Target Fund II shareholders on May 20, 1999. The acquisition was accomplished by a tax-free exchange of 406,050 shares of Tax-Free Bond Fund (valued at $6,067,497) for 605,338 shares of Target Fund II outstanding on June 4, 1999. Target Fund II's net assets at that date ($6,067,497) including $74,932 of unrealized appreciation, were combined with those of Tax-Free Bond Fund. The aggregate net assets of Tax-Free Bond Fund and Target Fund II immediately before the acquisition were $200,325,490 and $6,067,497, respectively. The net assets of Tax-Free Bond Fund after the acquisition were $206,392,987.

On June 4, 1999, U.S. Government Securities Fund acquired all the net assets of Target Fund III pursuant to an Agreement and Plan of Reorganization and Termination approved by Target Fund III shareholders on May 20, 1999. The acquisition was accomplished by a tax-free exchange of 3,275,274 shares of U.S. Government Securities Fund (valued at $22,786,723) for 1,845,823 shares of Target Fund III outstanding on June 4, 1999. Target Fund III's net assets at that date ($22,786,723) including $238,936 of unrealized depreciation, were combined with those of U.S. Government Securities Fund. The aggregate net assets of U.S. Government Securities Fund and Target Fund III immediately before the acquisition were $64,047,158 and $22,786,723, respectively. The net assets of U.S. Government Securities Fund after the acquisition were $86,833,881.

NOTE 4 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year/period ended August 31, 1999, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

FUND                                   PURCHASES                         SALES
--------------------------------------------------------------------------------
High Yield Fund                  $ 1,293,753,012               $ 1,186,939,075
Select Income Fund                   725,490,871                   651,474,723
Tax-Free Bond Fund                     5,032,200                     6,921,785

For the year/period ended August 31, 1999, the aggregate cost of purchases and proceeds from the sales of U.S. Government securities were as follows:

FUND                                   PURCHASES                         SALES
--------------------------------------------------------------------------------
High Yield Fund                  $    16,990,695               $    17,077,906
Select Income Fund                    43,404,344                    49,125,141
U.S. Government Securities Fund       77,357,274                    83,426,537

NOTE 5 -- APPRECIATION AND DEPRECIATION. At August 31, 1999, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net depreciation by Fund were as follows:

                                         GROSS            GROSS             NET
FUND                              APPRECIATION     DEPRECIATION    DEPRECIATION
-------------------------------------------------------------------------------
High Yield Fund                  $   4,173,522     $ 46,552,997    $(42,379,475)
Select Income Fund                   1,052,277       30,405,610     (29,353,333)
Tax-Free Bond Fund                   2,789,086        4,023,384      (1,234,298)
U.S. Government Securities Fund          4,098        5,838,458      (5,834,360)

NOTE 6 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Funds' officers and directors are also officers and directors of IFG or IDI.

Each Fund has adopted an unfunded defined benefit deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 50% of the sum of the retainer fee at the time of retirement plus the meeting attendance fees.

Pension expenses for the year/period ended August 31, 1999, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                     UNFUNDED
                                      PENSION         ACCRUED          PENSION
FUND                                 EXPENSES   PENSION COSTS        LIABILITY
--------------------------------------------------------------------------------
High Yield Fund                    $   13,823    $     23,348     $     58,910
Select Income Fund                      9,900          16,487           41,005
Tax-Free Bond Fund                        665          14,516           35,657
U.S. Government Securities Fund         1,741           5,067           12,761

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of selected INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

An affiliated company represents ownership by a Fund of at least 5% of the voting securities of the issuer during the period, as defined in the Act. A summary of the transactions during the year ended August 31, 1999, in which the issuer was an affiliate of the Fund, is as follows:


                                                                                     REALIZED
                                 PURCHASES                     SALES                  GAIN ON
                        ----------------------------------------------------      INVESTMENTS         VALUE AT
AFFILIATE                  SHARES           COST      SHARES            COST       SECURITIES          8/31/99
--------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
Global Crossings Holdings
  Ltd, Sr Exchangeable
  Pfd, 10.500%            322,000    $31,969,500     117,000     $11,700,000      $ 1,589,923     $ 20,500,000



NOTE 7 -- LINE OF CREDIT. Each Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. At August 31, 1999, there were no such borrowings.

              ---------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Bond Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO High Yield Fund, INVESCO Select Income Fund, INVESCO Tax-Free Bond Fund and INVESCO U.S. Government Securities Fund, comprising INVESCO Bond Funds, Inc., (formerly INVESCO Income Funds, Inc., hereafter referred to as the "Fund") at August 31, 1999, the results of each of their operations for each of the periods indicated, the changes in each of their net assets for each of the periods indicated, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
October 6, 1999

FINANCIAL HIGHLIGHTS

High Yield Fund
(For a Fund Share Outstanding Throughout Each Period)

                                                             YEAR ENDED AUGUST 31
-----------------------------------------------------------------------------------------------------------
                                               1999        1998         1997          1996          1995
PER SHARE DATA
Net Asset Value-- Beginning of Period       $  6.76     $  7.45      $  6.84       $  6.73      $   6.73
===========================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                          0.60        0.64         0.62          0.63          0.66
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)              (0.19)      (0.29)        0.64          0.11          0.03
==========================================================================================================
TOTAL FROM INVESTMENT OPERATIONS               0.41        0.35         1.26          0.74          0.69
==========================================================================================================
LESS DISTRIBUTIONS
Dividends from Net
  Investment Income(a)                         0.60        0.64         0.62          0.63          0.66
Distributions from Capital Gains               0.00        0.40         0.03          0.00          0.00
In Excess of Capital Gains                     0.17        0.00         0.00          0.00          0.03
==========================================================================================================
TOTAL DISTRIBUTIONS                            0.77        1.04         0.65          0.63          0.69
==========================================================================================================
Net Asset Value-- End of Period             $  6.40     $  6.76      $  7.45       $  6.84      $   6.73
==========================================================================================================

TOTAL RETURN                                  6.53%       4.44%       19.27%        11.38%        11.12%

RATIOS
Net Assets-- End of Period
  ($000 Omitted)                           $793,337    $641,394     $470,965      $375,201     $ 288,959
Ratio of Expenses to Average Net
  Assets(b)                                0.99%(c)    0.86%(c)     1.00%(c)      0.99%(c)         1.00%
Ratio of Net Investment Income to
  Average Net Assets(b)                       9.13%       8.72%        8.71%         9.13%        10.01%
Portfolio Turnover Rate                        154%        282%         129%          266%          201%

(a) Distributions in excess of net investment income for the year ended August 31, 1996, aggregated less than $0.01 on a per share basis.

(b) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended August 31, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.99% and 1.07%, respectively, and ratio of net investment income to average net assets would have been 9.13% and 9.94%, respectively.

(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements.

FINANCIAL HIGHLIGHTS

Select Income Fund
(For a Fund Share Outstanding Throughout Each Period)

                                                               YEAR ENDED AUGUST 31
-------------------------------------------------------------------------------------------------------
                                               1999       1998        1997        1996         1995
PER SHARE DATA
Net Asset Value-- Beginning of Period      $   6.68   $   6.66    $   6.35     $  6.54     $   6.18
=======================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                          0.43       0.43        0.45        0.47         0.47
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)              (0.41)      0.19        0.34       (0.17)        0.36
=======================================================================================================
TOTAL FROM INVESTMENT OPERATIONS               0.02       0.62        0.79        0.30         0.83
=======================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income           0.43        0.43       0.45        0.46         0.47
In Excess of Net Investment Income(a)          0.00        0.00       0.00        0.01         0.00
Distributions from Capital Gains               0.02        0.17       0.03        0.02         0.00
In Excess of Capital Gains                     0.10        0.00       0.00        0.00         0.00
=======================================================================================================
TOTAL DISTRIBUTIONS                            0.55        0.60       0.48        0.49         0.47
=======================================================================================================
Net Asset Value-- End of Period            $   6.15    $   6.68    $  6.66     $  6.35     $   6.54
=======================================================================================================

TOTAL RETURN                                  0.15%       9.58%     12.89%       4.78%       14.01%

RATIOS
Net Assets-- End of Period
  ($000 Omitted)                           $549,438    $502,624   $287,618    $258,093     $216,597
Ratio of Expenses to Average Net
  Assets(b)                                1.06%(c)    1.06%(c)   1.03%(c)    1.01%(c)        1.00%
Ratio of Net Investment Income to
  Average Net Assets(b)                       6.56%       6.36%      6.98%       7.14%        7.38%
Portfolio Turnover Rate                        135%        140%       263%        210%         181%

(a) Distributions in excess of net investment income for the year ended August 31, 1995, aggregated less than $0.01 on a per share basis.

(b) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended August 31, 1999, 1998, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.16%, 1.10%, 1.21%, 1.16% and 1.22%, respectively, and ratio of net investment income to average net assets would have been 6.46%, 6.32%, 6.80%, 6.99% and 7.16%, respectively.

(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements.

FINANCIAL HIGHLIGHTS

Tax-Free Bond Fund
(For a Fund Share Outstanding Throughout Each Period)

                                     PERIOD ENDED
                                        AUGUST 31                       YEAR ENDED JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
                                          1999(a)              1999              1998              1997            1996        1995
PER SHARE DATA
Net Asset Value --
  Beginning of Period                   $   14.71         $   15.57         $   15.34         $   15.20       $   15.07    $  15.29
====================================================================================================================================
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income                        0.10              0.62              0.63              0.66          0.73          0.80
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)            (0.18)            (0.40)             0.40              0.38          0.32          0.09
====================================================================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS                                (0.08)             0.22              1.03              1.04          1.05          0.89
====================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net
  Investment Income                          0.10              0.62              0.63              0.66          0.73          0.80
In Excess of Net Investment
  Income                                     0.00              0.00              0.00              0.01          0.00          0.00
Distributions from Capital Gains             0.00              0.46              0.17              0.23          0.19          0.31
====================================================================================================================================
TOTAL DISTRIBUTIONS                          0.10              1.08              0.80              0.90          0.92          1.11
====================================================================================================================================
Net Asset Value-- End of Period          $  14.53         $   14.71         $   15.57         $   15.34    $    15.20     $   15.07
====================================================================================================================================

TOTAL RETURN                           (0.53%)(b)             1.30%             6.87%             7.05%         7.01%         6.16%

RATIOS
Net Assets --- End of Period
  ($000 Omitted)                         $191,836          $ 201,791        $  211,471         $  220,410   $ 250,890     $ 254,584
Ratio of Expenses to Average
  Net Assets(c)                       0.90%(d)(e)           0.91%(d)          0.91%(d)           0.90%(d)    0.91%(d)         0.92%
Ratio of Net Investment Income
  to Average Net Assets(c)               4.08%(e)              4.03%             4.06%              4.36%       4.76%         5.31%
Portfolio Turnover Rate                     3%(b)                66%              173%               123%        146%           99%

(a)  From July 1, 1999 to August 31, 1999, the Fund's current fiscal year end.

(b) Based on operations for the period shown and, accordingly, are not representative of a full year.

(c) Various expenses of the Fund were voluntarily absorbed by IFG for the period ended August 31, 1999 and for the years ended June 30 1999, 1998, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.14% (annualized), 1.06%, 1.04%, 1.05%, 1.04% and 1.05%, respectively, and ratio of net investment income to average net assets would have been 3.84%, (annualized) 3.88%, 3.93%, 4.21%, 4.63% and 5.18%, respectively.

(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

(e)  Annualized

FINANCIAL HIGHLIGHTS

U.S. Government Securities Fund
(For a Fund Share Outstanding Throughout Each Period)

                                                               YEAR ENDED AUGUST 31
-------------------------------------------------------------------------------------------------------
                                               1999        1998       1997        1996         1995
PER SHARE DATA
Net Asset Value-- Beginning of Period      $   7.99   $    7.49    $  7.15     $  7.49     $   7.10
=======================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                          0.35        0.40       0.43        0.44         0.45
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)             (0.58)        0.67       0.34      (0.34)         0.39
=======================================================================================================
TOTAL FROM INVESTMENT OPERATIONS             (0.23)        1.07       0.77        0.10         0.84
=======================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income           0.35        0.40       0.43        0.43         0.45
In Excess of Net Investment Income(a)          0.00        0.00       0.00        0.01         0.00
Distributions from Capital Gains               0.56        0.17       0.00        0.00         0.00
In Excess of Capital Gains                     0.04        0.00       0.00        0.00         0.00
=======================================================================================================
TOTAL DISTRIBUTIONS                            0.95        0.57       0.43        0.44         0.45
=======================================================================================================
Net Asset Value-- End of Period            $   6.81    $   7.99    $  7.49     $  7.15     $   7.49
=======================================================================================================

TOTAL RETURN                                (3.40%)      14.75%     11.01%       1.31%       12.37%

RATIOS
Net Assets-- End of Period
  ($000 Omitted)                           $ 79,899    $ 79,485    $51,581     $54,614      $38,087
Ratio of Expenses to Average Net
  Assets(b)                                1.01%(c)    1.01%(c)   1.01%(c)    1.02%(c)        1.00%
Ratio of Net Investment Income to
  Average Net Assets(b)                       4.80%       5.22%      5.78%       5.76%        6.24%
Portfolio Turnover Rate                        114%        323%       139%        212%          99%

(a) Distributions in excess of net investment income for the year ended August 31, 1995, aggregated less than $0.01 on a per share basis.

(b) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended August 31, 1999, 1998, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.60%, 1.41%, 1.32%, 1.48% and 1.51%, respectively, and ratio of net investment income to average net assets would have been 4.21%, 4.82%, 5.47%, 5.30% and 5.73%, respectively.

(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

OTHER INFORMATION

UNAUDITED

On May 20, 1999, a special meeting of the shareholders of High Yield, Select Income and U.S. Government Funds was held at which the ten directors identified below were elected. The selection of PricewaterhouseCoopers LLP as independent accountants (Proposal 1) and the approval of changes to the fundamental investment restrictions identified below (Proposal 2) were ratified. The following is a report of the votes cast:

                                                       WITHHELD/
NOMINEE/PROPOSAL                  FOR        AGAINST    ABSTAIN            TOTAL
----------------------------- --------------------------------------------------
HIGH YIELD FUND
Charles W. Brady              68,383,458         N/A   2,120,335      70,503,793
Fred A. Deering               68,383,416         N/A   2,120,377      70,503,793
Mark H. Williamson            68,448,622         N/A   2,055,171      70,503,793
Dr. Victor L. Andrews         68,457,723         N/A   2,046,070      70,503,793
Bob R. Baker                  68,467,205         N/A   2,036,588      70,503,793
Lawrence H. Budner            68,470,577         N/A   2,033,216      70,503,793
Dr. Wendy Lee Gramm           68,453,498         N/A   2,050,295      70,503,793
Kenneth T. King               68,455,117         N/A   2,048,676      70,503,793
John W. McIntyre              68,484,771         N/A   2,019,022      70,503,793
Dr. Larry Soll                68,484,771         N/A   2,019,022      70,503,793

Proposal 1                    67,849,066     863,890   1,790,837      70,503,793

Proposal 2
Modification of Fundamental
 Investment Restrictions
 on:
a -- Borrowing and adoption
  of non-fundamental
  restriction on borrowing    48,259,842   3,752,850   18,491,101     70,503,793
b --Investing in another
  investment company          48,222,005   3,790,687   18,491,101     70,503,793
c --Issuer diversification    48,233,178   3,779,514   18,491,101     70,503,793
d --Loans                     48,246,193   3,766,499   18,491,101     70,503,793
e --Investing in commodities  48,224,038   3,788,654   18,491,101     70,503,793
f --Real estate investments   48,274,540   3,738,152   18,491,101     70,503,793
g --Underwriting              48,274,234   3,738,458   18,491,101     70,503,793
h --Industry concentration    48,278,970   3,733,722   18,491,101     70,503,793
Elimination of Fundamental
  Investment Restrictions on:
i -- Short sales and margin
  purchases and adoption of
  non-fundamental restriction
  on short sales and margin
  purchases                   48,221,851   3,790,841   18,491,101     70,503,793
j -- Investments for the
  purpose of exercising
  control or management       48,253,075   3,759,617   18,491,101     70,503,793

                                                       WITHHELD/
NOMINEE/PROPOSAL                  FOR        AGAINST    ABSTAIN            TOTAL
----------------------------- --------------------------------------------------
HIGH YIELD FUND (continued)
k -- Investments in
  securities that are not
  readily marketable,
  entering into repurchase
  agreements and adoption
  of non-fundamental
  restriction on investing
  in illiquid securities      48,255,733   3,756,959   18,491,101     70,503,793
l -- Fund ownership of
  securities also owned
  by directors and officers
  of each Fund or its
  investment adviser          48,275,891   3,736,801   18,491,101     70,503,793
m -- Purchasing equity
  securities and
  securities convertible
  into equity securities      48,295,672   3,717,020   18,491,101     70,503,793
n -- Investing in
  securities of newly-
  formed issuers              48,245,912   3,766,780   18,491,101     70,503,793
o -- Investing in oil, gas
  or other mineral interest
  or exploration programs     48,222,535   3,790,157   18,491,101     70,503,793
p -- Joint trading
  activities and purchase
  of warrants                 48,225,228   3,787,464   18,491,101     70,503,793
Adoption of Fundamental
  Investment Restrictions on:
q -- Issuance of senior
  securities                  48,295,674   3,717,018   18,491,101     70,503,793

SELECT INCOME FUND
Charles W. Brady              49,309,362         N/A   1,280,691      50,590,053
Fred A. Deering               49,333,873         N/A   1,256,180      50,590,053
Mark H. Williamson            49,345,131         N/A   1,244,922      50,590,053
Dr. Victor L. Andrews         49,374,408         N/A   1,215,645      50,590,053
Bob R. Baker                  49,369,657         N/A   1,220,396      50,590,053
Lawrence H. Budner            49,373,917         N/A   1,216,136      50,590,053
Dr. Wendy Lee Gramm           49,382,803         N/A   1,207,250      50,590,053
Kenneth T. King               49,365,572         N/A   1,224,481      50,590,053
John W. McIntyre              49,381,042         N/A   1,209,011      50,590,053
Dr. Larry Soll                49,386,394         N/A   1,203,659      50,590,053

Proposal 1                    49,084,148     281,857   1,224,048      50,590,053

Proposal 2
Modification of Fundamental
  Investment Restrictions
  on:
a -- Borrowing and adoption
  of non-fundamental
  restriction on borrowing    36,822,415   1,475,850  12,291,788      50,590,053

                                                       WITHHELD/
NOMINEE/PROPOSAL                  FOR        AGAINST    ABSTAIN            TOTAL
----------------------------- --------------------------------------------------
SELECT INCOME FUND (continued)
b -- Investing in another
  investment company         36,833,628    1,464,637  12,291,788      50,590,053
c --Issuer diversification   36,810,470    1,487,795  12,291,788      50,590,053
d --Loans                    36,837,933    1,460,332  12,291,788      50,590,053
e --Investing in commodities 36,814,676    1,483,589  12,291,788      50,590,053
f --Real estate investments  36,854,176    1,444,089  12,291,788      50,590,053
g --Underwriting             36,860,329    1,437,936  12,291,788      50,590,053
h --Industry concentration   36,855,710    1,442,555  12,291,788      50,590,053
Elimination of Fundamental
  Investment Restrictions on:
i -- Short sales and margin
  purchases and adoption of
  non-fundamental restriction
  on short sales and margin
  purchases                  36,803,656    1,494,609  12,291,788      50,590,053
j -- Investments for the
  purpose of exercising
  control or management      36,839,029    1,459,236  12,291,788      50,590,053
k -- Investments in
  securities that are not
  readily marketable,
  entering into repurchase
  agreements, and adoption of
  non-fundamental restriction
  on investing in illiquid
  securities                 36,824,386    1,473,879  12,291,788      50,590,053
l -- Fund ownership of
  securities also owned by
  directors and officers of
  each Fund or its
  investment adviser         36,838,722    1,459,543  12,291,788      50,590,053
m -- Purchasing equity
  securities and securities
  convertible into equity
  securities                 36,861,035    1,437,230  12,291,788      50,590,053
n -- Investing in securities
  of newly-formed issuers    36,813,955    1,484,310  12,291,788      50,590,053
o -- Investing in oil, gas
  or other mineral interest
  or exploration programs    36,831,689    1,466,576  12,291,788      50,590,053
p -- Joint trading activities
  and purchase of warrants   36,833,506    1,464,759  12,291,788      50,590,053
Adoption of Fundamental
  Investment Restrictions on:
q -- Issuance of senior
   securities                36,868,744    1,429,521  12,291,788      50,590,053

                                                       WITHHELD/
NOMINEE/PROPOSAL                  FOR        AGAINST    ABSTAIN            TOTAL
----------------------------- --------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND
Charles W. Brady             4,345,454         N/A     337,438         4,682,892
Fred A. Deering              4,345,897         N/A     336,995         4,682,892
Mark H. Williamson           4,350,859         N/A     332,033         4,682,892
Dr. Victor L. Andrews        4,338,971         N/A     343,921         4,682,892
Bob R. Baker                 4,350,663         N/A     332,229         4,682,892
Lawrence H. Budner           4,353,719         N/A     329,173         4,682,892
Dr. Wendy Lee Gramm          4,354,443         N/A     328,449         4,682,892
Kenneth T. King              4,354,089         N/A     328,803         4,682,892
John W. McIntyre             4,354,971         N/A     327,921         4,682,892
Dr. Larry Soll               4,354,971         N/A     327,921         4,682,892

Proposal 1                   4,267,445      61,245     354,202         4,682,892

Proposal 2
Modification of Fundamental
  Investment Restrictions on:
a -- Borrowing and adoption of
  non-fundamental restriction
  on borrowing               3,199,837     356,729   1,126,326         4,682,892
b --Investing in another
  investment company         3,202,307     354,259   1,126,326         4,682,892
c --Issuer diversification   3,200,600     355,966   1,126,326         4,682,892
d --Loans                    3,201,369     355,197   1,126,326         4,682,892
e --Investing in commodities 3,198,451     358,115   1,126,326         4,682,892
f --Real estate investments  3,203,086     353,480   1,126,326         4,682,892
g --Underwriting             3,205,291     351,275   1,126,326         4,682,892
h --Industry concentration   3,202,589     353,977   1,126,326         4,682,892
Elimination of Fundamental
  Investment Restrictions on:
i -- Short sales and margin
  purchases and adoption of
  non-fundamental restriction
  on short sales and margin
  purchases                  3,199,239     357,327   1,126,326         4,682,892
j -- Investments for the
  purpose of exercising
  control or  management     3,205,455     351,111   1,126,326         4,682,892
k -- Investments in securities
  that are not readily
  marketable, entering into
  repurchase agreements, and
  adoption of non-fundamental
  restriction on investing in
  illiquid securities         3,203,295    353,271   1,126,326         4,682,892

                                                       WITHHELD/
NOMINEE/PROPOSAL                  FOR      AGAINST      ABSTAIN            TOTAL
----------------------------- --------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND (continued)
l -- Fund ownership of securities
  also owned by directors and
  officers of each Fund or
  its investment adviser     3,200,039     356,527    1,126,326        4,682,892
m -- Purchasing equity
  securities and securities
  convertible into equity
  securities                 3,204,891     351,675    1,126,326        4,682,892
n --Investing in securities
  of newly-formed issuers    3,199,422     357,144    1,126,326        4,682,892
o -- Investing in oil, gas
  or other mineral interest
  or exploration programs    3,201,925     354,641    1,126,326        4,682,892
p -- Joint trading activities
  and purchase of warrants   3,202,387     354,179    1,126,326        4,682,892
Adoption of Fundamental
  Investment Restrictions on:
q --Issuance of senior
  securities                 3,205,825     350,741    1,126,326        4,682,892

                             INVESCO Family of Funds

                                                                 Newspaper
Fund Name                       Fund Code     Ticker Symbol     Abbreviation
--------------------------------------------------------------------------------
Stock
Growth & Income                    21             IVGIX          Gro&Inc
Blue Chip Growth                   10             FLRFX          BlChpGro
Dynamics                           20             FIDYX          Dynm
Small Company Growth               60             FIEGX          SmCoGth
INVESCO Endeavor                   61             IVENX          Endeavor
Value Equity                       46             FSEQX          ValEq
S&P 500 Index Fund-Class II        23             ISPIX          SP500II
--------------------------------------------------------------------------------
Bond
U.S. Government Securities         32             FBDGX          USGvt
Select Income                      30             FBDSX          SelInc
High Yield                         31             FHYPX          HiYld
Tax-Free Bond (formerly
  Tax-Free Long-Term Bond)         35             FTIFX          TxFre
--------------------------------------------------------------------------------
Combination Stock & Bond
Equity Income (formerly
  Industrial Income)               15             FIIIX          EquityInc
Total Return                       48             FSFLX          TotRtn
Balanced                           71             IMABX          Bal
--------------------------------------------------------------------------------
Sector
Energy                             50             FSTEX          Enrgy
Financial Services                 57             FSFSX          FinSvc
Gold                               51             FGLDX          Gold
Health Sciences                    52             FHLSX          HlthSc
Leisure                            53             FLISX          Leisur
Realty                             42             IVSRX          Realty
Technology-Class II                55             FTCHX          Tech
Telecommunications                 39             ISWCX          Telecomm
(formerly Worldwide Communications)
Utilities                          58             FSTUX          Util
--------------------------------------------------------------------------------
International
International Blue Chip            09             IIBCX          ItlBlChp
Pacific Basin                      54             FPBSX          PcBas
European                           56             FEURX          Europ
Latin American Growth              34             IVSLX          LtnAmerGr
--------------------------------------------------------------------------------
Money Market
U.S. Government Money              44             FUGXX          InvGvtMF
Cash Reserves                      25             FDSXX          InvCshR
Tax-Free Money                     40             FFRXX          InvTaxFree
Treasurer's Money Market Reserve   96             IMRXX          InvescoMMR
Treasurer's Tax-Exempt Reserve     95             ITTXX          InvescoTTE



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AND  EXPENSES,  PLEASE  CALL  US AT  1-800-525-8085  FOR A  PROSPECTUS.  READ IT
CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

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